As filed with the Securities and Exchange Commission on July 18, 2022
1933 Act Registration No. 033-70742
1940 Act Registration No. 811-08090

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 228
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 231
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)
Jayson R. Bronchetti, President
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (260) 455-2000
Ronald A. Holinsky, Esquire
Lincoln Financial Group
150 N. Radnor-Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copies of all communications to:
Robert A. Robertson, Esquire
Dechert, LLP
US Bank Tower
633 West 5th Street, Suite 4900
Los Angeles, CA 90071-2013
It is proposed that this filing will become effective:
[] immediately upon filing pursuant to paragraph (b)
[X] on July 18, 2022, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on __________________ pursuant to paragraph (a)(1)
[] 75 days after filing pursuant to paragraph (a)(2)
[ ] on __________________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest.

Lincoln Variable Insurance Products Trust
LVIP Channing Small Cap Value Fund
Standard and Service Class
1301 South Harrison Street
Fort Wayne, Indiana 46802
Prospectus July 18, 2022
LVIP Channing Small Cap Value Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust (the “Trust”). Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts (“variable accounts”) of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before investing.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Channing Small Cap Value Fund
(Standard and Service Class)
Summary
Investment Objective
The investment objective of the LVIP Channing Small Cap Value Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.12%	0.12%
Total Annual Fund Operating Expenses	0.87%	1.12%
1
Other Expenses are based on estimates for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years
Standard Class	$89	$278
Service Class	$114	$356
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the most recent fiscal year end, no portfolio turnover rate has been provided.
Principal Investment Strategies
Channing Capital Management, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund pursues its objective by investing primarily in the stocks of small-cap companies. The Fund, under normal circumstances, invests at least 80% of its assets in securities of small-cap companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index. The Russell 2000® Value Index is an unmanaged index that measures the performance of the
LVIP Channing Small Cap Value Fund1

Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index is a small-cap market index comprised of the smallest 2,000 stocks in the Russell 3000® Index, which is the 3,000 largest U.S. companies based on total market capitalization). As of June 30, 2022, the market capitalization range for the Index was $17 million to $11.43 billion.
The Fund primarily invests in common stocks, but it also may invest in securities of small-cap companies issued by real estate investment trusts (REITs), including stocks purchased in initial public offerings (IPOs) or shortly thereafter. REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. The Fund also may invest in exchange-traded funds (ETFs) to provide exposure to certain equity markets.
The Fund’s portfolio is selected utilizing the Sub-Adviser’s fundamental, bottom-up value investment philosophy that focuses on making concentrated investments in undervalued and neglected small cap-companies that are broadly diversified across many market sectors. The Fund anticipates that it will hold approximately 35-45 securities. The Fund’s holdings may be above or below these amounts, however, the Fund will not purchase or sell holdings solely to stay within that range. The Sub-Adviser may sell a security in accordance with its defined sell discipline, which includes selling a security based on changes in stock price, valuation, company fundamentals, and/or performance expectations.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
•
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
•
Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
•
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
•
Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
•
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•
Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include declines in real estate values, fluctuations in rental income (due in part to vacancies and rates), increases in operating costs and property taxes, increases in financing costs or inability to procure financing, potential environmental liabilities and changes in zoning laws and other regulations. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
•
Initial Public Offering (IPO) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains.
•
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.
•
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Fund Performance
The Fund will commence operations on or about July 25, 2022. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
2LVIP Channing Small Cap Value Fund

Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (“LIAC”)
Investment Sub-Adviser: Channing Capital Management, LLC (“Channing”)
Portfolio Managers

Channing Portfolio Managers	Company Title	Experience with Fund
Wendell E. Mackey, CFA	Lead Portfolio Manager	Since July 2022
Timothy J. Kroll, CFA	Portfolio Manager & Senior Equity Analyst	Since July 2022
Matthew Betourney, CFA	Portfolio Manager & Senior Equity Analyst	Since July 2022
Kevin B. Reynolds, CFA	Portfolio Manager & Financial Services Specialist	Since July 2022
Derik D. Coffey, CFA	Portfolio Specialist	Since July 2022
Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on underlying Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
LVIP Channing Small Cap Value Fund3

Additional Information about the Fund
Investment Objective and Principal Investment Strategies
The Fund’s objective is to seek long-term capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.
Channing Capital Management, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.
The Fund pursues its objective by investing primarily in the stocks of small-cap companies. The Fund, under normal circumstances, invests at least 80% of its assets in securities of small-cap companies with market capitalizations that fall within the range of companies in the Russell 2000® Value Index (the “Index”). The Russell 2000® Value Index is an unmanaged index that measures the performance of the Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2000® Index is a small-cap market index comprised of the smallest 2,000 stocks in the Russell 3000® Index, which is the 3,000 largest U.S. companies based on total market capitalization). As of June 30, 2022, the market capitalization range for the Index was $17 million to $11.43 billion.
The Fund primarily invests in common stocks, but it also may invest in securities of small-cap companies issued by real estate investment trusts (REITs), including stocks purchased in initial public offerings (IPOs) or shortly thereafter. REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. The Fund also may invest in exchange-traded funds (ETFs) to provide exposure to certain equity markets.
The Sub-Adviser uses a fundamental, concentrated, bottom-up value investment philosophy that focuses on undervalued and neglected small-cap companies. Stock selection is the primary driver of the Sub-Adviser’s performance and investment discipline. The Sub-Adviser seeks companies that trade at a targeted 30% or greater discount to their “intrinsic value” as perceived by the Sub-Adviser based on its bottom-up analysis of the company’s fundamental business characteristics, including:(1) acquisition multiples of comparable companies, (2) discounted cash flow (DCF) analysis, and (3) sum-of-the-parts analyses. These value metrics provide the Sub-Adviser what is described as a “margin of safety” that seeks to take advantage of upside potential relative to the company’s intrinsic value. In constructing the Fund’s portfolio, the Sub-Adviser seeks quality companies that meet its “intrinsic value” criteria across many market sectors that have certain business characteristics, such as those companies with leading products or services with high barriers to competitive threats, solid financials, capable management teams, and relatively predictable cash earnings prospects. The Fund anticipates that it will hold approximately 35-45 securities. The Fund’s holdings may be above or below these amounts, however, the Fund will not purchase or sell holdings solely to stay within that range. The Sub-Adviser may sell a security in accordance with its defined selling discipline, which includes selling a security based on changes in stock price, valuation, company fundamentals, and/or performance expectations.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund may change its 80% policy of investing in stocks of small-cap companies only upon 60 days' notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. The following risks reflect the principal risks of the Fund.
Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Stock Investing Risk. Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. Stock prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks may decline due to general weakness or volatility in the stock markets or because of factors that affect a particular company or industry. Stock declines may result from, among other things, political, regulatory, market, economic and/or social developments affecting the relevant market(s). In addition, increased inflation, tightening monetary policy or interest rate increases may negatively affect many issuers, which could have an adverse effect on stock prices.
Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities. These factors may include reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment, and strategic initiatives such as mergers, acquisitions or dispositions.
Small-Cap Companies Risk. The value of securities issued by small-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size
4

and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small capitalization companies has fluctuated more than the larger capitalization stocks. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small-sized company stocks may fluctuate independently of larger company stock prices. Small-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Real Estate and Real Estate Investment Trusts (REITs) Risk. Investing in real estate securities (including REITs) is subject to the risks associated with the direct ownership and development of real estate. These risks include possible casualty or condemnation losses; fluctuations in rental income (due in part to vacancies and rates), declines in real estate values or other risks related to local or general economic conditions, the financial condition of tenants, buyers, and sellers of properties; increases in operating costs and property taxes; increases in financing costs or inability to procure financing, potential environmental liabilities; and changes in zoning laws and other regulations. Changes in interest rates also may affect the value of an investment in real estate securities. Real estate companies may be highly leveraged, and financial covenants may affect the ability of these companies to operate effectively. These companies typically are subject to risks normally associated with debt financing. In addition, a real estate company’s obligation to comply with financial covenants, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict that company’s range of operating activity. Such a company may, therefore, be limited from incurring additional indebtedness, selling its assets, and engaging in mergers or making acquisitions that may be beneficial to its operations.
REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur separate fees and therefore fund shareholders indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying mutual fund expenses. In addition, REITs are subject to the possibility of failing to: qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and/or maintain an exemption from the registration requirements of the Investment Company Act of 1940.
Initial Public Offering (IPO) Risk. IPO shares frequently are volatile in price, and may be held for only a short period of time, leading to increased portfolio turnover and expenses, such as commissions and transaction costs. When sold, IPO shares may result in realized taxable gains. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. Limited trading in some IPOs may make it more difficult to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares also may be affected by: substantial dilution in the value of their shares, sales of additional shares, and concentration of control in existing management and principal shareholders. In addition, some real estate companies in IPOs may have limited operating histories, may be undercapitalized, and may not have invested in or experienced a full market cycle.
Exchange-Traded Fund (ETF) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile. Certain ETF track the performance of an index. An imperfect correlation between an ETF’s portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF’s size, changes to the index and regulatory requirements may cause tracking error, the divergence of an ETF’s performance from that of its underlying index.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund’s portfolio investments.
Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. In addition, the market for a particular holding may become illiquid due to adverse market or economic conditions, completely apart from any specific conditions in the market for a particular security.
Liquidity risk also may result from increased shareholder redemptions in the Fund. An increase in shareholder redemptions could require the Fund to sell securities at reduced prices, which would in turn reduce the value of the Fund.
5

Management and Organization
The Board of Trustees (the “Board”) of the Fund oversees the business and affairs of the Fund, and has the power to amend the Fund’s bylaws, to declare and pay dividends, and to generally oversee the Fund’s operations.
Manager of Managers Structure: The Fund has received an SEC exemptive order that permits it to operate under a “manager-of-managers” structure. This structure allows LIAC (defined below as the Fund’s investment adviser), subject to approval of the Board – and without the approval of shareholders – to: (i) select a new sub-adviser or additional sub-advisers for the Fund; (ii) terminate an existing sub-adviser and/or replace a sub-adviser; (iii) enter into new sub-advisory agreements and/or modify the terms of any existing sub-advisory agreement; and (iv) allocate and reallocate the Fund’s assets among LIAC and one or more sub-advisers. (The order does not apply to the hiring of a sub-adviser that is an affiliate of LIAC.) If a new sub-adviser is hired for the Fund, the Fund will provide its shareholders with information about the new sub-adviser within 90 days of hiring. LIAC has the ultimate responsibility (subject to Board oversight) to oversee, monitor and evaluate a sub-adviser’s performance and to recommend the hiring, termination and replacement of a sub-adviser.
Investment Adviser and Sub-Adviser: Lincoln Investment Advisors Corporation (“LIAC”) is the Fund’s investment adviser. LIAC is a registered investment adviser and wholly-owned subsidiary of Lincoln Life. LIAC’s address is 150 N. Radnor-Chester Road, Radnor, PA 19087. LIAC (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. As of December 31, 2021, LIAC had more than $126.4 billion in assets under management.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides nationwide insurance and financial services.
The Fund has entered into an Investment Management Agreement with LIAC. LIAC may hire one or more sub-advisers who are responsible for the Fund’s day-to-day investment management. A sub-adviser is paid by LIAC from its management fee.
A description of LIAC (including the effective advisory fee rate for the most recently completed fiscal year), the Fund’s sub-adviser, and the portfolio managers are included below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Adviser	LIAC (advisory fee is 0.75% of the Fund's average daily net assets).
Sub-Adviser
Channing Capital Management, LLC (“Channing”), 10 S. LaSalle Street, Chicago, IL 60603, is an
employee-owned Delaware limited liability founded in 2003. Robert B. Herenton and Wendell E. Mackey are the founding partners and the members of Channing. As of December 31, 2021, Channing had approximately $3.6 billion in assets under management.

6

Channing Portfolio Managers	Wendell E. Mackey, Timothy J. Kroll, Matthew Betourney, Kevin B. Reynolds and Derik D. Coffey are responsible for the day-to-day management of the Fund's assets.

Wendell E. Mackey, CFA, is a Founder, Co-Chief Executive Officer & Chief Investment Officer for Channing
and serves as Lead Portfolio Manager for the Small-Cap Value and SMID Strategies. Mr. Mackey has over
25 years of investment experience. Mr. Mackey received a B.B.A. from Howard University, and a M.M.
from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Mackey holds the
Chartered Financial Analyst designation.

Timothy J. Kroll, CFA, is a Portfolio Manager and Senior Equity Analyst for the Small and SMID Value
Products at Channing. Mr. Kroll has over 25 years of investment experience. Mr. Kroll received a B.S. in
Finance from Southern Illinois University, and a M.M. from the J.L. Kellogg Graduate School of Manage-
ment, Northwestern University. Mr. Kroll holds the Chartered Financial Analyst designation.

Matthew Betourney, CFA, is a Portfolio Manager and Senior Equity Analyst for the Small and SMID Value
Products at Channing. Mr. Betourney has over 13 years of investment experience. Mr. Betourney received a B.B.A. in Finance with an emphasis in Accounting from University of Iowa, and an M.B.A. from University of Chicago Booth School of Business. Mr. Betourney holds the Chartered Financial Analyst designation.

Kevin B. Reynolds, CFA, is a Portfolio Manager and Financial Services Specialist for the Small and SMID
Value Products at Channing. Mr. Reynolds has over 20 years of investment experience. Mr. Reynolds received a B.S. in Finance from University of Memphis (formerly known as Memphis State University), and an M.B.A. from the Fogelman College of Business and Economics, University of Memphis. Mr. Reynolds
holds the Chartered Financial Analyst designation.

Derik D. Coffey, CFA, is a Portfolio Specialist at Channing. Mr. Coffey has over 13 years of investment experience. Mr. Coffey received a B.A. from Tuskagee University, and an M.S. from Georgetown University.
Mr. Coffey holds the Chartered Financial Analyst designation.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory and sub-advisory contracts will be available after the Fund commences operations.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day.
The Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
The Fund typically values its assets based on “market price.” Market price for equities is typically the security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and ask prices (or the price established by an independent pricing service). Certain short-term fixed income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third-party vendor modeling tools to the extent available.
To the extent the Fund invests in one or more mutual funds, the Fund values underlying mutual fund shares at their respective NAVs. For more information regarding the determination of a mutual fund’s NAV, including when the mutual fund will fair value its portfolio securities and the effects of using fair value pricing, see the mutual fund’s prospectus and SAI.
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Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of Fund shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemptions or postpone payments for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that the Fund’s disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.
The Fund typically expects to pay redemption proceeds using holdings of cash in the Fund’s portfolio, or using the proceeds from sales of portfolio securities. To a lesser extent, the Fund also may use borrowing arrangements to meet redemption requests. Borrowing is typically expected to be used only during stressed or abnormal market conditions, when an increased portion of the Fund’s holdings may be comprised of less liquid investments, or during emergency or temporary circumstances.
Market Timing
Frequent, large, or short-term purchases, redemptions or transfers such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. These transactions may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. To protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved certain market timing policies and procedures (the “Market Timing Procedures”). The Board may revise the Market Timing Procedures at any time and without prior notice.
Investors may seek to exploit delays between a change in the value of a Fund's portfolio holdings, and the time when that change is reflected in the NAV of the Fund's shares by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. This risk is more pronounced for funds investing in overseas markets, due to the time differential in pricing between U.S. and overseas markets, and thinly traded securities. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund's portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIAC each reserve the right to reject, restrict, or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIAC, the transaction may adversely affect the Fund or its shareholders.
The Fund has entered into agreements with each insurance company that holds Fund shares to help detect and prevent market timing. Under the agreements, an insurance company may be required to (i) provide certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) restrict further purchases or exchanges of Fund shares by a contract owner whom the Fund has identified as a market timer.
The Fund also may rely on frequent trading policies established by such insurance companies. If the Fund detects potential market timing, the Fund will contact the applicable insurance company and may ask the insurance company to take additional action, if appropriate, based on the particular circumstances.
Fund investors seeking to engage in market timing may deploy a variety of strategies to avoid detection. In addition, Fund shares may be held through omnibus accounts, which generally do not identify trading activity of Fund investors on an individual basis. As a result of these and other operational or technological limitations, there is no guarantee that the Fund will be able to identify or prevent market timing. Moreover, the identification of Fund investors determined to engage in transactions that may adversely affect the Fund or its investors involves judgments that are inherently subjective.
Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the Fund's disclosure of portfolio securities is available in the Fund's SAI.
8

Share Classes and Distribution Arrangements
The Fund offers two classes of shares: Standard Class and Service Class. The two classes are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee which has been adopted pursuant to a distribution and service plan (the “Plan”). Under the Plan, Service Class shares pay annual amounts not exceeding 0.35% of the average daily net assets of the Service Class shares of the Fund. The Fund offers shares to insurance companies for allocation to certain of their variable contracts. The Fund pays its principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's Board up to the maximum allowed by the Plan, without shareholder approval, in accordance with the Plan's terms. These fees are paid out of the Service Class assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.
LIAC and its affiliates, including LFD, and/or the Fund's sub-advisers or underlying funds, if any, or their affiliates, may pay additional compensation (at their own expense and not as a Fund expense) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.
If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully the disclosure relating to the compensation your financial intermediary receives in connection with the investment products your financial intermediary recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments to a financial intermediary will not change the Fund's NAV, or the price of its shares, as such payments are not made from Fund assets.
For more information, please see the SAI.
Distribution Policy
The Fund intends to qualify as a regulated investment company under the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders – the insurance company variable accounts. The Fund may distribute net realized capital gains only once a year. Net investment income and capital gain distributions will be automatically reinvested in additional Fund shares of the same class at no charge, and are reflected in variable account values.
Contract owners ordinarily are not taxed on Fund distributions. In general, contract owners are taxed only on underlying Fund amounts they withdraw from their variable accounts. See the “Tax Information” section.
9

Financial Highlights
Because the Fund did not commence operations prior to the fiscal year end, no financial highlights are available.
10

General Information
The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the Fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's Board will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.
A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options, which could include imposition of redemption fees or temporarily closing the Fund to new investors.
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated July 18, 2022, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find detailed information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund’s independent auditors. For an SAI or annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). You may also call this number to request other information about the Fund, or to make inquiries. The Fund's SAI and annual and semi-annual reports are available, free of charge, at https://www.lfg.com/LVIP.
You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-08090
11

Lincoln Variable Insurance Products Trust

LVIP Channing Small Cap Value Fund

1301 South Harrison Street

Fort Wayne, Indiana 46802

Statement of Additional Information

July 18, 2022

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as the “Fund”—of Lincoln Variable Insurance Products Trust. The Fund offers two classes of shares: Standard Class and Service Class.

Because the Fund is new, the first annual or semiannual report to shareholders will be available after the Fund commences operations. This SAI should be read in conjunction with the Fund’s prospectus dated July 18, 2022, as may be amended or supplemented. You may obtain a copy of a Fund’s prospectus and annual or semi-annual report upon request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 800-4-LINCOLN (454-6265).

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Description of the Trust and the Fund

Lincoln Variable Insurance Products Trust (the “Trust”), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.

Prior to April 30, 2003, each fund in the Trust in existence at the time was organized as a separate Maryland corporation (each, a predecessor fund). Eleven series of the Trust are successors to a predecessor fund, the assets and liabilities of which were acquired and assumed, respectively, on April 30, 2003.

The Fund is diversified within the meaning of the Investment Company Act of 1940 (“1940 Act”).

References to “Adviser” in this SAI include both Lincoln Investment Advisors Corporation (“LIAC”) and the Fund’s sub-adviser (if applicable) unless the context otherwise indicates.

Fundamental Investment Restrictions

The Fund has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio (except for fundamental investment restriction 2 regarding borrowing).

The Fund may not:

1.

Make investments that will result in the concentration — as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof — of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.	Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3.

Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4.

Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.

Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6.

Make loans of any security or make any other loan if, as a result, more than 33 1⁄3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7.

(Except for the Non-Diversified Funds) With respect to 75% of its total assets, invest in a security if, as a result of such investment: (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer; except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or (ii) securities of other investment companies.

The Securities and Exchange Commission’s (“SEC”) staff has taken the position that, for purposes of the concentration disclosure requirement, a fund investing more than 25% of its assets in an industry may be concentrating in that industry. See Registration Form Used by Open-End Management Investment Companies, Investment Company Act Release No. 23064 (Mar. 13, 1998), at note 163. Notwithstanding fundamental investment restriction 1 above, a Fund may concentrate in a particular industry to the extent that such concentration results from the Fund’s tracking or replication of an index.

The 1940 Act generally permits an open-end fund to borrow money in amounts of up to one-third of the fund’s total assets from banks, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act generally requires an open-end fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage generally means the ratio that the value of a fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

“Senior securities” are generally fund obligations that have a priority over the fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act generally prohibits an open-end fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks. A fund also may borrow an amount equal to up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings would not be considered senior securities.

Manager of Managers

Certain of the Funds of the Trust employ a “manager of managers” structure, which means that a Fund’s investment adviser may delegate the management of some or all of a Fund’s investment portfolio to one or more sub-advisers. To use this structure, the Trust has received an exemptive order from the SEC (Release Nos. 29170 and 29197) to permit the Fund’ investment adviser – with Board approval – to enter into and amend a sub-advisory agreement for a Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, a Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’ Adviser is not permitted to hire affiliated sub-advisers without shareholder approval.

Additional Investment Strategies and Risks

The principal investment strategies the Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund’s prospectus.

Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means the Fund’s Adviser may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the Adviser to the Fund or by other mutual funds in which the Fund invests.

Below describes additional information concerning the investment strategies that the Fund may employ, either principal or discretionary, and the risks of those investment strategies.

Borrowing. The Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. The Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.

The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund’s return and may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.

Cybersecurity. The use of technology is more prevalent in the financial industry, including the Fund’s management and operations, than in other industries. As a result, the Fund is more susceptible to risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access, or “cybersecurity.” Such risks may include the theft, loss, misuse, improper release, corruption and/or destruction of, or unauthorized access to, confidential or restricted data relating to the Fund or shareholders, and the compromise or failure of systems, networks, devices and applications relating to Fund operations. A cybersecurity breach may result in:

•	Financial losses to the Fund and shareholders;

•	The inability of the Fund to timely process transactions or conduct trades;

•	Delays or mistakes in materials provided to shareholders;

•	Errors or delays in the calculation of Fund’s net asset values;

•	Violations of privacy and other laws (including those related to identity theft);

•	Regulatory fines, penalties and reputational damage; and

•	Compliance and remediation costs, legal fees and other expenses.

In addition, the noted risks may adversely impact LIAC, the Fund’s sub-adviser, if any, the Fund’s principal underwriter, administrator and other service providers to the Fund, as well as financial intermediaries (e.g., insurance company record holders) and parties with which the Fund do business. These risks, in turn, could result in losses to the Fund and shareholders and disruptions to the conduct of business between the Fund, shareholders, the Fund’s service providers and/or financial intermediaries. While measures have been developed that are designed to reduce cybersecurity risks and to mitigate or lessen resulting damages, there is no guarantee that those measures will be effective, especially as different or unknown risks may emerge in the future. This is particularly the case because the Fund do not directly control the cybersecurity defenses or plans of their service providers, financial intermediaries and other parties with which the Fund transact. There is also the risk that cybersecurity breaches may not be detected.

Environment, Social, and Governance (“ESG”). Although a Fund does not seek to implement a specific ESG, impact or sustainability strategy unless disclosed in its prospectus, the Fund’s investment process may integrate ESG factors with traditional fundamental factors. The weight given to any particular ESG factor varies across asset classes, sectors, and strategies and no one factor is determinative. When integrating ESG factors into the investment process, the Fund may rely on third-party data believed to be reliable, but the accuracy of such third-party data is not guaranteed. ESG information from third-party data providers may be incomplete, inaccurate, or unavailable, which may adversely impact the investment process. Moreover, ESG information, regardless of its source, is mostly based on a qualitative and subjective assessment. An element of subjectivity and discretion is therefore inherent to the interpretation and use of ESG data. While the Fund believes that consideration of ESG factors has the potential to identify financial risks and contribute to long-term performance, ESG factors may not be considered for each and every investment decision, and there is no guarantee that the consideration of ESG factors will result in better performance. Investor views on positive or negative ESG characteristics can differ, and the current lack of common standards may result in different approaches to considering ESG factors. Accordingly, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Fund’s approach to ESG integration may evolve and develop over time, both due to a refinement of investment decision-making processes to address ESG factors and risks, and because of legal and regulatory developments.

Illiquid Investments. The Fund may invest in securities or other investments that are considered illiquid. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of investments purchased by the Fund, subject to the Fund’s liquidity risk management program, as approved by the Board of Trustees.

The Fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Fund may avail itself of Rule 144A under the Securities Act of 1933, which permits the Fund to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.

If the value of a Fund’s assets invested in illiquid investments at any time exceeds the limitation on illiquid investments, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.

Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.

A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.

If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund’s investment performance is affected by each underlying fund’s investment performance, and the Fund’s ability to achieve its investment objective depends, in large part, on each underlying fund’s ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.

In 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits and the adoption of Rule 12d1-4, which permits such investments in excess of statutory limits, subject to certain conditions. The Fund of Funds began relying on Rule 12d1-4 after January 19, 2021, the compliance date for the Rule.

Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Fund is prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. The Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.

Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation’s credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment’s yield. The Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.

Operational Risk. The Fund may be exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the adviser (and sub-adviser, if any) seek to reduce these operational risks through controls and procedures. However, these measures do not completely eliminate such risk or address every possible risk and may be inadequate to address significant operational risks.

Pledging Assets. The Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.

Private companies. The Fund may invest in private companies which can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent a Fund from selling their company shares for a period of time following the public offering.

Investments in private companies can offer the Fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

The Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities.

Because a reverse repurchase agreement may constitute borrowing, while a reverse repurchase agreement is outstanding, a Fund will segregate appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the adviser deems creditworthy. Such transactions may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.

Short Sales. The Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.

Until the Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

The Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.

When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.

Special Purpose Acquisition Companies. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities that pool funds to seek potential acquisition or merger opportunities. A SPAC is typically a publicly traded company that raises funds through an initial public offering (IPO) for the purpose of acquiring or merging with an unaffiliated company to be identified subsequent to the SPAC’s IPO. SPACs are often used as a vehicle to transition a company from private to publicly traded. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a suitable transaction. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may further increase the volatility of their securities’ prices. In addition to purchasing publicly traded SPAC securities, a Fund may invest in SPACs through additional financings via securities offerings that are exempt from registration under the federal securities laws (restricted securities). No public market will exist for these restricted securities unless and until they are registered for resale with the SEC, and such securities may be considered illiquid and/or be subject to restrictions on resale. It may also be difficult to value restricted securities issued by SPACs.

An investment in a SPAC is subject to a variety of risks, including that: a significant portion of the funds raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction; an attractive acquisition or merger target may not be identified and the SPAC will be required to return any remaining invested funds to shareholders; attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; an investment in a SPAC may be diluted by subsequent public or private offerings of securities in the SPAC or by other investors exercising existing rights to purchase securities of the SPAC; SPAC sponsors generally purchase interests in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market; no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC security’s value; and the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Special Situations. The Fund may invest in certain securities under special situations. A special situation arises when, in the adviser’s opinion, the securities of a particular company will be recognized and will appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

The Fund may invest in the securities of companies which have been in continuous operation for less than three years, or have capitalizations of less than $250 million at the time of purchase. Securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned or smaller companies are more speculative and involve greater risk than do investments in companies with established operating records or that are larger.

Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, including but not limited to, holding a substantial portion of the Fund’s assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.

Equity Investments

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.

Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.

Exchange-Traded Funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may invest in ETFs as a principal investment strategy and the Fund may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s net asset value (NAV), the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times. Furthermore, bid/ask spreads and the resulting premium or discount to NAV of the ETF’s shares may widen during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither LIAC nor the Trust can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.

ETF Authorized Participant Concentration Risk. For an underlying exchange-traded fund, only an “authorized participant” may engage in creation or redemption transactions directly with the ETF. The ETF may have a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF and no other authorized participant is able to step forward to create or redeem “creation units,” the ETF’s shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Rights and Warrants. The Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.

Fixed Income Investments

Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act. For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. The Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITS may be entitled to the deduction.

Real Estate Securities. The Fund investing significantly in the global real estate industry may carry a much greater risk of adverse developments in the real estate industry than a fund that invests less significantly in that industry. Real estate values rise and fall in response to a variety of factors, including: local, regional, and national and global economic conditions; interest rates; tax and insurance considerations; changes in zoning and other property-related laws; environmental regulations or hazards; overbuilding; increases in property taxes and operating expenses; or value decline in a neighborhood. When economic growth is slow, demand for property decreases and prices may decline.

SEC Names Rule Requirement

LVIP Channing Small Cap Value Fund. The Fund’s policy of normally investing at least 80% of its net assets in a portfolio of investments that provide exposure to small-cap companies is a non-fundamental policy changeable only upon 60 days’ prior notice to shareholders.

More About the FTSE Russell Index. The Fund has been developed solely by the Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Russell Indexes vest in the relevant LSE Group company which owns the index. FTSE®, Russell® and FTSE Russell® are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The FTSE Russell Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Russell Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Russell FTSE Indexes for the purpose of which it is being put by the Fund.

Portfolio Transactions and Brokerage

The Fund’s Adviser or sub-adviser (collectively referred to as the Adviser) are responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser currently provides investment advice to a number of other clients. The Adviser will allocate purchase and sale transactions of the Fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the Adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the Adviser provides investment advice (including affiliates of the Adviser, as the case may be).

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.

In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The Adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the Adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the Adviser regards as a useful supplement of its own internal research capabilities.

The Adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the Adviser; in addition, the Adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the Adviser and not solely or necessarily for the benefit of the Fund. The Adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee to the Adviser by any amount that might be attributable to the value of such services.

Because the Fund is new, there are no brokerage commissions to report.

Because the Fund is new, there are no commissions to report related to brokerage and research services to the Fund.

Purchases of Securities of “Regular” Brokers or Dealers

Because the Fund is new, the Fund did not hold investments in securities of the Trust’s regular broker dealers.

No Commissions to Finance Distribution

The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Fund maintains, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund’s portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund’s brokerage commissions are not used to finance the distribution of Fund shares.

Commission Recapture Program

The Fund has entered into commission recapture programs with both Russell and ConvergEx, pursuant to which the commission rebates will be included in realized gain (loss) on securities in the appropriate financial statements. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealers. The Board of Trustees, with the assistance of Russell, ConvergEx and the adviser and sub-adviser, if any, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a Fund to participate, or continue to participate, in the commission recapture programs.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The Adviser intends to manage each Fund’s assets (except for the LVIP Government Money Market Fund) by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Fund is not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

Because the Fund is new, there is no portfolio turnover to report.

Trustees and Officers

The Board of Trustees (“Board of Trustees” or the “Board”) oversees the management of the Fund and elects the Trust’s officers. The Trustees of the Trust (“Trustees”) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust has a mandatory retirement policy for its Board of Trustees. Such policy requires that a Trustee retire from the Board at the end of the calendar year (December 31) in which the Trustee turns 75 years old.

The Trust’s officers are responsible for the Fund’s day-to-day operations. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.

The term Fund Complex includes the 112 series of the Trust.

Interested Trustee

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years

Jayson R. Bronchetti* 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Chairman and Trustee	Since June 2021	Since April 2016, Director and President, Lincoln Investment Advisors Corporation; SVP, Head of Funds Management & Corporate Fixed Income, The Lincoln National Life Insurance Company.	112	Lincoln Investment Advisors Corporation; CITRS, Inc.

*

Mr. Bronchetti is an interested person of the Trust because he is a Director and an Officer of Lincoln Investment Advisors Corporation, the investment adviser to the Trust, and an officer of The Lincoln National Life Insurance Company, the parent company of the Trust’s investment adviser.

Independent Trustees

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years

Steve A. Cobb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1971	Trustee	Since January 2013	Managing Director, CID Capital (private equity firm)	112	Formerly: Lincoln Advisors Trust

Ken C. Joseph 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1962	Trustee	Since January 2022	Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas, Kroll LLC; Formerly: Associate Director, Division of Examinations, U.S. Securities & Exchange Commission	112	Board of Directors of University Settlement; Board of Directors of Harvard Kennedy School NY/NJ/CT Alumni Network (President); Board of Directors of the University of North Carolina, School of Law Alumni Association)

Barbara L. Lamb 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since February 2019	Retired; Formerly: Managing Director for Finance and Administration, WH Trading, LLC (derivatives trading firm)	112	South Suburban Humane Society; Formerly: Trustee of Henderson Global Funds (2014-2017)

Gary D. Lemon, Ph.D. 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1948	Trustee	Since February 2006	Professor of Economics and Management, DePauw University, Chair of Economics and Management DePauw University; Formerly: Joseph Percival Allen, III, University Professor; James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship	112	Formerly: Lincoln Advisors Trust

Thomas A. Leonard 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1949	Trustee	Since December 2013	Retired; Formerly: Partner of Pricewaterhouse Coopers LLP (accounting firm)	112	Copeland Capital Trust since 2010 (2 portfolios); Formerly: Lincoln Advisors Trust

Charles I. Plosser 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1948	Trustee	Since January 2018	Retired; Formerly: Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc.	112	Public Governor for the Financial Industry Regulatory Authority (FINRA)

Pamela L. Salaway 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1957	Trustee	Since December 2013	Retired; Formerly: Chief Risk Officer, Bank of Montreal/Harris Financial Corp. U.S. Operations	112	Formerly: Lincoln Advisors Trust

Manisha A. Thakor 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1970	Trustee	Since January 2022	Founder of MoneyZen LLC; Formerly: Vice President, Brighton Jones; Formerly: Director of Wealth Strategies for Women, Buckingham Financial	112	Board Member at The National Endowment for Financial Education since 2017

Brian W. Wixted 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1959	Trustee	Since February 2019	Senior Consultant, CKC Consulting and an Advisory Partner, AI Capital; Formerly: Senior Vice President, Finance, and Fund Treasurer, Oppenheimer Funds, Inc. (mutual fund complex)	112	None

Nancy B. Wolcott 1301 S. Harrison Street, Fort Wayne, IN 46802 YOB: 1954	Trustee	Since October 2017	Retired; Formerly: EVP, BNY Mellon; President, PNC Global Investment Servicing	112	FundVantage Trust since 2011 (40 portfolios); Third Avenue Trust since 2019 (4 portfolios); Third Avenue Variable Series Trust since 2019 (1 portfolio)

Officers of the Trust

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years

Jayson R. Bronchetti 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	President	Since April 2016; Formerly: Vice President August 2015 to April 2016	Director and President, Lincoln Investment Advisors Corporation; Chief Investment Officer of The Lincoln National Life Insurance Company; Formerly: Director, Senior Vice President and Head of Funds Management.

William P. Flory, Jr. 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1961	Vice President, Treasurer, and Chief Accounting Officer	Vice President since June 2011; Chief Accounting Officer since May 2006; Treasurer since June 2019	Vice President and Treasurer, Lincoln Investment Advisors Corporation; Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Second Vice President, Director of Separate Account Operations, The Lincoln National Life Insurance Company.

Samuel K. Goldstein 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1976	Vice President and Assistant Secretary	Since June 2019	Vice President and Assistant Secretary, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Vice President, Lincoln Life & Annuity Company of New York; Vice President, Lincoln National Corporation.

Ronald A. Holinsky 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1970	Senior Vice President, Secretary, and Chief Legal Officer	Since August 2018; Formerly: Vice President since October 2016	Senior Vice President and Head of Funds Management & Investments Law, The Lincoln National Life Insurance Company; Senior Vice President, Secretary, and Chief Legal Officer, Lincoln Investment Advisors Corporation; Formerly: Vice President and Chief Counsel – Funds Management, The Lincoln National Life Insurance Company; Vice President, Chief Compliance Officer and Assistant General Counsel, Lincoln National Corporation; Vice President, Secretary, and Chief Legal Officer, Lincoln Investment Advisors Corporation.

Jennifer M. Matthews 1301 S. Harrison Street Fort Wayne, IN 46802 YOB: 1976	Vice President	Since April 2018	Vice President, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company.

Benjamin A. Richer 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1984	Senior Vice President	Since March 2022; Formerly: Vice President since April 2018

Senior Vice President and Head of Funds Management, Lincoln Investment Advisors Corporation; Senior Vice President, Lincoln National Corporation; Senior Vice President, The Lincoln National Life Insurance

Company; Senior Vice President, Lincoln Life & Annuity Company of New York; Formerly: Director of Asset Strategies, Nationwide Fund Advisors.

John (Jack) A. Weston 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1959	Vice President and Chief Compliance Officer	Since May 2007	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company.

Amber Williams 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1979	Senior Vice President	Since March 2022; Formerly, Vice President since May 2019	Senior Vice President and Head of Client Investment Strategies, Lincoln Investment Advisors Corporation; Senior Vice President, Lincoln Life & Annuity Company of New York; Senior Vice President, Lincoln National Corporation; Senior Vice President, The Lincoln National Life Insurance Company; Formerly, Head of Product Management, Nationwide Investment Management Group

Yajun (Alex) Zeng 150 N. Radnor-Chester Road Radnor, PA 19087 YOB: 1982	Vice President	Since April 2018	Vice President and Managing Director, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company.

Trustee Qualifications

The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.

Jayson R. Bronchetti. Mr. Bronchetti has served as Director and President of Lincoln Investment Advisors Corporation since August 2016. Mr. Bronchetti also serves as an officer of The Lincoln National Life Insurance Company. Mr. Bronchetti joined Lincoln Financial Group in 2013. Mr. Bronchetti previously served as Executive Director of Debt Capital Markets for J.P. Morgan. He has also held positions in private equity, fixed income asset management, credit research, and trading with Macquarie Investments and Bank of America. He is a founding Chapter Executive of the Chartered Alternative Investment Analyst (“CAIA”) Society of Philadelphia and has served as a board member on several private equity owned companies and charitable foundations. Mr. Bronchetti received a bachelor’s degree in finance, with a minor in economics, from Miami University in Oxford, Ohio. He is also a graduate of the Executive Development Program at the Wharton School of the University of Pennsylvania. Mr. Bronchetti is a member of the CFA Society of Philadelphia, and holds Series 7, Series 79, and Series 63 securities licenses.

Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. He is currently a Managing Director of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb is currently a director of Grandview Gallery (designer and distributor of residential lighting products), Classic Accessories (a provider of outdoor cover products), and Fit and Fresh (a manufacturer of consumer housewares products). He has previously served as a director of multiple other companies. Mr. Cobb is a founder and past Director of the Indiana

Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.

Ken C. Joseph. Mr. Joseph has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. He is currently a Managing Director & Head of Financial Services Compliance and Regulatory Consulting in the Americas for Kroll LLC (formerly Duff & Phelps, LLC). Mr. Joseph previously served for over 20 years at the U.S. Securities & Exchange Commission, including as Associate Director/Senior Officer in the Division of Examinations (formerly known as the Office of Compliance Inspections and Examinations), and as an Assistant Director in the Division of Enforcement. He previously served as an Associate Dean of St. John’s University, NY. Currently, he serves on the Board of Directors of the Harvard Kennedy School NY/NJ/CT Alumni Network (President), University Settlement, and the University of North Carolina, School of Law Alumni Association. Mr. Joseph provides the board with compliance, securities law and business experience.

Barbara L. Lamb. Ms. Lamb has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. In 2022, she retired from WH Trading, LLC, a derivatives trading firm, where she had served as Managing Director of Finance and Administration since 2016. Ms. Lamb served as a Managing Director of Cheiron Trading LLC from 2012-2015 and a Financial Officer for Valorem Law Group, LLC from 2008-2009. Previously, she served as Chief Development Officer for Market Liquidity, LLC from 1999-2001. Ms. Lamb served as Chief Credit Officer, Senior Vice President, and Director for The Chicago Corporation from 1986-1998 and in several finance and development positions from 1980-1986. Ms. Lamb holds the Chartered Financial Analyst Designation and is a member of the CFA Institute of Chicago. Through her experience, Ms. Lamb provides the board with risk management and investing insight.

Gary D. Lemon, Ph.D. Dr. Lemon has served as Advisory Trustee of Lincoln Variable Insurance Products Trust from 2004 to 2006 and as a Trustee since 2006. Dr. Lemon has a Master’s Degree and Ph.D. in Economics. Since 1976, Dr. Lemon has been a Professor of Economics and Management at DePauw University and is the current Chair of the Economics and Management department. Dr. Lemon was formerly the James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship at DePauw University. He is a former member of the Greencastle City Council and the Greencastle Redevelopment Commission. He is an author of a book on investing. He has also served on several other committees and in various advisory roles in both the community and university settings. Through his experience, Dr. Lemon brings academic and investment insight.

Thomas A. Leonard. Mr. Leonard has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Mr. Leonard retired from Pricewaterhouse Coopers, LLP in 2008, where he had served as Financial Services Industry Leader in the firm’s Philadelphia office from 2000-2008 and from 1982-2008 as a Partner providing services to clients predominately in the asset management business with a focus on global fund complexes and insurance company retail and variable funds. Mr. Leonard is currently a board member of Copeland Capital Trust and was previously a board member of AlphaOne Capital and WT Mutual Fund. Since 2012, Mr. Leonard has served as a consultant to the FundVantage Trust. Through his experience, Mr. Leonard provides the Board with accounting, auditing and financial services industry experience.

Charles I. Plosser. Mr. Plosser has served as a Trustee of Lincoln Variable Insurance Products Trust since 2018. Since January 2016, he has served as a Public Governor for FINRA, the Financial Industry Regulatory Authority, where he serves on the Investment Committee and the Finance, Operations and Technology Committee. Mr. Plosser served as the Chief Executive Officer and President of Federal Reserve Bank of Philadelphia, Inc. from August 2006 to March 2015 and as Chairman of the Investment Committee of the Federal Reserve System Retirement Systems. Mr. Plosser was the John M. Olin Distinguished Professor of Economics and Public Policy and Director of the Bradley Policy Research Center at the William E. Simon Graduate School of Business Administration at the University of Rochester, where he also served as Dean from 1993 to 2003. Mr. Plosser was also a professor of economics in the Department of Economics at the University of Rochester, a senior research associate at the Rochester Center for Economic Research in the University’s College of Arts and Science and a research associate at the National Bureau of Economic Research in Cambridge, Massachusetts. He has also been a visiting scholar at the Bank of England and Federal Reserve Bank of Minneapolis. He has served as a consultant to numerous corporations, including Chase Manhattan Bank, Eastman Kodak Company and The Wyatt Company, on topics ranging from strategic planning and forecasting to portfolio and pension fund management, capital budgeting and financial analysis. Through his experience, Mr. Plosser provides federal banking experience and economic knowledge.

Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time, she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.

Manisha A. Thakor. Ms. Thakor has served as a Trustee of Lincoln Variable Insurance Products Trust since 2022. Ms. Thakor currently serves at MoneyZen LLC, which she founded in 2009. From 2018-2020, Ms. Thakor served as Vice President at Brighton Jones. From 2015-2017, Ms. Thakor served as Director of Wealth Strategies for Women at Buckingham Financial. She is a Board member of The National Endowment for Financial Education. Ms. Thakor is also a Chartered Financial Analyst (CFA) charterholder and Certified Financial Planner (CFP®). Ms. Thakor provides the Board with investment management experience and financial services industry insight.

Brian W. Wixted. Mr. Wixted has served as a Trustee of Lincoln Variable Insurance Products Trust since 2019. Since 2016, he has served as a consultant for CKC Consulting and since 2019, as an Advisory Partner with AI Capital. Mr. Wixted served as the Senior Vice President of Finance and Fund Treasurer of the Oppenheimer Funds from 1999-2016. He served as the Principal and Chief Operating Officer of Bankers Trust Company’s Mutual Funds Group from 1995-1999 and the Vice President and Chief Financial Officer for CS First Boston Investment Management Corp from 1991-1995. Mr. Wixted served as Vice President and Accounting Manager with Merrill Lynch Asset Management from 1987-1991. From 1981-1987, he held several accounting positions with brokerage and accounting firms. Mr. Wixted holds a Certified Public Accountant designation and is a member of the American Institute of Certified Public Accountants and the New York State Society of Certified Public Accountants. Through his experience, Mr. Wixted provides mutual fund, investment management and financial services industry insight.

Nancy B. Wolcott. Ms. Wolcott has served as a Trustee of Lincoln Variable Insurance Products Trust since 2017. She was Executive Vice President and Head of GFI Client Service Delivery at BNY Mellon Asset Servicing from 2012 to 2014. Ms. Wolcott served as Executive Vice President and Head of U.S. Funds Services at BNY Mellon Asset Servicing from July 2010 to January 2012. She served as the President of BNY Mellon Distributors Holdings Inc. (formerly, PNC Global Investment Servicing Inc.) from December 2008 to July 2010 and served as its Chief Operating Officer from 2007 to 2008. Prior to that, Ms. Wolcott served as Executive Vice President of the predecessor firm, PFPC Worldwide Inc., from 2006 to 2007. She joined PNC in 1996 and served as its Executive Vice President with PNC Advisors before coming to Global Investment Servicing in 2000. Prior to PNC, she served as the Head of Corporate and Institutional Trust at HarrisBank/Bank of Montreal. Through her experience, Ms. Wolcott provides banking and financial insight.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the Trust’s shareholders and to provide oversight of the management. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently composed of twelve trustees, eleven of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Trustee). The Interested Trustee serves as the Chairperson of the Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. Mr. Leonard currently serves as the Lead Independent Trustee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust’s other service providers and the Trust’s Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Fund’s expenses, oversee compliance with regulatory requirements, and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Fund’s investment performance with the Adviser at each of its regularly scheduled quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Audit Committee and the Board regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee at its quarterly meetings.

The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Fund’s investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees

Audit Committee. The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Fund’s financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee assists and acts as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust’s systems of controls, the Trust’s programs for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Ken C. Joseph, Barbara L. Lamb, Thomas A. Leonard, Brian W. Wixted (Chair), and Nancy B. Wolcott. The Audit Committee met four times during the last fiscal year.

Investment Committee. The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Fund and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Steve A. Cobb (Chair), Gary D. Lemon, Charles I. Plosser, Pamela L. Salaway and Manisha A. Thakor. The Investment Committee met four times during the last fiscal year.

Nominating and Governance Committee. The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential independent trustee candidates to serve on the Board of Trustees. The Board has adopted a charter for the Nominating and Governance Committee setting forth such Committee’s responsibilities. The members of the Nominating and Governance Committee are Independent Trustees: Steve A. Cobb, Ken C. Joseph, Barbara L. Lamb, Gary D. Lemon, Thomas A. Leonard, Charles I. Plosser, Pamela L. Salaway, Manisha A. Thakor, Brian W. Wixted, and

Nancy B. Wolcott (Chair). The Nominating and Governance Committee met four times during the last fiscal year. The Nominating and Governance Committee will accept trustee nominations from shareholders. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801.

Ownership of Securities

As of December 31, 2021, the Trustees and officers as a group owned variable contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2021, the dollar range of equity securities owned beneficially by each Trustee in the Fund and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Fund is as follows:

Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Jayson R. Bronchetti	None	None

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Steve A. Cobb

LVIP Baron Growth Opportunities Fund – $10,001 – $50,000

LVIP Dimensional U.S. Core Equity 2 Fund – $10,001 – $50,000

LVIP Dimensional U.S. Equity Managed Volatility Fund – $10,001 – $50,000

LVIP SSGA S&P 500 Index Fund – $10,001 – $50,000

Over $100,000

Ken C. Joseph	None	None

Barbara L. Lamb

LVIP Dimensional U.S. Core Equity 1 Fund – $10,001 – $50,000 LVIP Dimensional U.S. Core Equity 2 Fund – $10,001 – $50,000

LVIP Dimensional International Core Equity Fund – $10,001 – $50,000

LVIP Vanguard Bond Allocation Fund – $10,001 – $50,000

Over $100,000

Gary D. Lemon

LVIP Dimensional International Equity Managed Volatility Fund – $10,001 – $50,000

LVIP Dimensional U.S. Equity Managed Volatility Fund – $10,001 – $50,000

LVIP Vanguard Bond Allocation Fund – $10,001 – $50,000

Over $100,000

Thomas A. Leonard	LVIP SSGA Moderate Structured Allocation Fund – Over $100,000	Over $100,000

Charles I. Plosser	LVIP SSGA Moderate Index Allocation Fund – Over $100,000	Over $100,000

Pamela L. Salaway	LVIP Baron Growth Opportunities Fund – $10,001 – $50,000 LVIP Mondrian International Value Fund – $10,001 – $50,000 LVIP SSGA S&P 500 Index Fund – Over $100,000	Over $100,000

Manisha A. Thakor	None	None

Brian W. Wixted

LVIP BlackRock Global Growth ETF Managed Risk Fund – $10,001 – $50,000

LVIP BlackRock U.S. Growth ETF Managed Risk Fund – $10,001 – $50,000

LVIP Global Growth Allocation Managed Risk Fund – $10,001 – $50,000

LVIP Global Moderate Allocation Managed Risk Fund – $10,001 – $50,000

LVIP SSGA Bond Index Fund – $1 – $10,000

LVIP SSGA Short-Term Bond Index Fund – $1 – $10,000

LVIP Western Asset Core Bond Fund – $10,001 – $50,000

Over $100,000

Nancy B. Wolcott	LVIP American Balanced Allocation Fund – Over $100,000	Over $100,000

Brian Wixted served as officer for OppenheimerFunds, Inc. (“Oppenheimer”) from 1999 until his retirement in 2016. He has a deferred compensation plan previously sponsored by Oppenheimer where he receives an annual payout for a fixed number of years based on the performance of phantom share investments in Oppenheimer funds. In 2019, Invesco acquired Oppenheimer and assumed financial responsibility for payments under the former Oppenheimer deferred compensation plan. Invesco began serving as a sub-adviser to certain LVIP Funds on February 1, 2019. Payments under the plan to Mr. Wixted have exceeded $120,000 during the past two calendar years. The payment amounts are determined by previously established factors (i.e., performance of the relevant funds), and the payment amounts are not impacted by the profits of Oppenheimer or Invesco.

Compensation

The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2021:

Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex

Steve A. Cobb, Trustee	$296,000	$296,000

Ken C. Joseph, Trustee*	N/A	N/A

Barbara L. Lamb, Trustee	$286,000	$286,000

Gary D. Lemon, Trustee	$286,000	$286,000

Thomas A. Leonard, Trustee	$348,000	$348,000

Charles I. Plosser, Trustee	$285,000	$285,000

Pamela L. Salaway, Trustee	$308,000	$308,000

Manisha A. Thakor, Trustee*	N/A	N/A

Brian W. Wixted, Trustee	$309,500	$309,500

Nancy B. Wolcott, Trustee	$286,000	$286,000

*	Effective January 1, 2022, Mr. Joseph and Ms. Thakor were appointed as Independent Trustees of the Trust and were not paid any compensation by the Trust for the fiscal year ended December 31, 2021.

Investment Adviser and Sub-Advisers

Investment Adviser. Lincoln Investment Advisors Corporation (“LIAC” or the “Adviser”) is the investment adviser to the Fund. LIAC is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIAC’s address is 150 N. Radnor-Chester Road, Radnor, Pennsylvania 19087. LIAC (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.

Pursuant to the Investment Management Agreement, LIAC manages each Fund’s portfolio investments and reports to the Board of Trustees. The Fund pays LIAC a monthly fee equal to a percentage of the average daily net assets of that Fund. The aggregate annual rates of the fees payable by each Fund to LIAC may vary according to the level of assets of that Fund.

Advisory Fees Paid by The Fund

Because the Fund is new, the Fund paid no amounts for investment advisory services.

Expense Reimbursements

Because the Fund is new, there is no expense reimbursement to report.

With respect the Fund, the Adviser has contractually agreed to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”)) exceed 0.88% of the Fund’s average daily net assets for the Standard Class (and 1.13% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue at least through April 30, 2024 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

There can be no assurance that the above fee waivers or expense limitations will continue beyond the dates indicated.

Sub-Adviser. As adviser, LIAC is primarily responsible for investment decisions affecting the Fund under its management. LIAC has delegated day-to-day portfolio management responsibility to investment management firms that serve as a sub-adviser. The sub-adviser makes investment decisions for its respective Fund in accordance with that Fund’s investment objectives and places orders on behalf of that Fund to effect those decisions. With respect to the Fund, which is sub-advised, LIAC provides ongoing oversight, including review of returns on a relative and absolute basis, a sub-adviser’s use of soft dollars, evaluation of execution quality and brokerage allocation and on-site compliance reviews.

Channing Capital Management, LLC (“Channing”), 10 S. LaSalle Street, Suite 2401, Chicago, IL 60603, serves as the Sub-Adviser the Fund. Channing is an employee-owned Delaware limited liability company founded in 2003. Rodney B. Herenton and Wendell E. Mackey, CFA are the firm’s founding partners with responsibility for the leadership and management of the firm.

LIAC, not the Fund, pays the Sub-Adviser a monthly fee equal to a percentage of the average daily net assets of the portion of the Fund for which the Sub-Adviser provides investment sub-advisory services. The aggregate annual rates of the fees that LIAC pays to a Sub-Adviser may vary according to the level of assets the Sub-Adviser manages.

Sub-Advisory Fees Paid by The Fund

Because the Fund is new, no investment sub-advisory fees with respect to the management of the Fund were paid.

Service marks. The Fund’s service marks and the name “Lincoln” are used by the Fund with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LIAC ceases to be the Fund’s investment adviser.

In the prospectus and sales literature, the name Channing will be used with Fund. The continued use of these names is subject to the right of the respective sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the particular Fund it advises or a change to the underlying fund of a particular fund.

Fund Expenses. Expenses specifically assumed by each Fund under its Investment Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LIAC or each Fund’s sub-adviser (as applicable) responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser’s or sub-adviser’s proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed on behalf of the Fund, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 800-4LINCOLN (454-6265); and (2) on the SEC’s website at http://www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio manager’s other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.”

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2021.

Adviser/Sub-Adviser Portfolio Manager(s)	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees

Channing Capital Management, LLC

Wendell E. Mackey, CFA

Registered Investment Companies	2	$ 144	0	$ 0

Other Pooled Investment Vehicles	2	$ 19.5	0	$ 0

Other Accounts	42	$ 3,098	0	$ 0

Timothy J. Kroll, CFA

Registered Investment Companies	2	$ 144	0	$ 0

Other Pooled Investment Vehicles	2	$ 19.5	0	$ 0

Other Accounts	55	$ 3,098	0	$ 0

Matthew Betourney, CFA

Registered Investment Companies	2	$ 144	0	$ 0

Other Pooled Investment Vehicles	2	$ 19.5	0	$ 0

Other Accounts	55	$ 3,098	0	$ 0

Kevin B. Reynolds, CFA

Registered Investment Companies	2	$ 144	0	$ 0

Other Pooled Investment Vehicles	2	$ 19.5	0	$ 0

Other Accounts	55	$ 3,098	0	$ 0

Derik D. Coffey, CFA

Registered Investment Companies	2	$ 144	0	$ 0

Other Pooled Investment Vehicles	2	$ 19.5	0	$ 0

Other Accounts	55	$ 3,098	0	$ 0

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account.

Individual portfolio managers may perform investment management services for other funds or accounts (Accounts) similar to those provided to the Fund and the investment action for each such other Account and the Fund may differ. For example, an Account may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by another Account or a fund. Additionally, the management of multiple Accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and funds. LIAC and the sub-advisers, if any, have adopted procedures designed to allocate investments fairly across multiple funds and Accounts.

The following are the material conflicts of interest for the Adviser and Sub-Adviser to the Fund:

Channing Capital Management, LLC

Potential conflicts of interest may arise because the investment team uses the same proprietary investment methodology for the Fund as they use for other clients. This means that the investment team will make the investment strategies used to manage the Fund available to other clients. As a result, there may be circumstances under which the Fund and other clients of the Advisor may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the investment team purchases or sells various investments for other clients and do not purchase or sell the same investments for the Fund, or purchase or sell an investment for the Fund and do not include such investment in purchases or sales for other clients. This is because each client’s investment policy guidelines and/or prevailing market conditions at the time of such purchases or sales are made may differ from those of the Fund. Each member of the investment team may also carry on investment activities for his own account(s) and/or the accounts of family members.

Lincoln Investment Advisors Corporation (LIAC)

Portfolio managers maintain an asset allocation strategy for each Fund and make investment decisions based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable. Differences in the investment strategies or restrictions among the Fund and other accounts may cause the portfolio managers to take action with respect to one Fund that differs from the action taken with respect to another Fund or account. For example, portfolio managers may invest in an underlying fund for one account while at the same time eliminating or reducing an investment in the same underlying fund for another account.

The portfolio managers may engage in cross-trades, in which one Fund sells a particular security to another fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay. The mix of underlying funds purchased in one Fund may perform better than the mix of underlying funds purchased for another Fund.

The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts. It is the policy of LIAC that all decisions concerning the selection of underlying funds be based solely on the best interests of each Fund and its shareholders, and without regard to any revenue that LIAC receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by LIAC or any affiliate of LIAC.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although LIAC does not track the time a portfolio manager spends on a single fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the accounts for which he or she is responsible. LIAC seeks to manage competing interests for the time and attention of portfolio managers.

LIAC has adopted and implemented policies and procedures which it believes address the conflicts associated with managing multiple accounts. In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LIAC’s Code of Ethics.

Compensation Structures and Methods

Information regarding each portfolio manager’s compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.

As of the Fund’s fiscal year ended December 31, 2021, no portfolio manager beneficially owned shares of the Fund.

Principal Underwriter

Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated January 1, 2012. LFD is an affiliate of LIAC, the Fund’s investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products. LFD will not retain underwriting commissions from the sale of Fund shares. The offering of each such class is continuous.

For fiscal years ended December 31, 2021, 2020 and 2019, LFD received $208,355,341, $173,124,472 and $168,111,614, respectively, in compensation from the Trust.

Administration Agreement

The Trust has entered into an Administration Agreement with Lincoln Life, an affiliate of LIAC and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Fund. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; providing certain trading operations; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.

For the fiscal years ended December 31, 2021, 2020 and 2019, the Trust paid Lincoln Life $9,183,600, $11,452,717 and $10,730,919, respectively, in administrative services reimbursement.

The Trust compensates Lincoln Life for contractholder servicing provided by Lincoln Life with respect to the Fund. These contractholder services include, among others: responding to operational inquiries from contractholders about accounts and the Fund; processing purchase and redemption orders with the Fund’ transfer agent; providing contractholders with automatic investment services; providing periodic account information to contractholders; interfacing between the Fund’ transfer agent and contractholder activity systems; providing subaccounting with respect to Fund shares; and forwarding communications from the Fund to contractholders. In addition, Lincoln Life provides certain corporate-level services to each of the Fund, such as: anti-money laundering and fraud prevention; privacy and data security; disaster recovery; and services related to regulatory duties, such as duties of confidentiality and disclosure.

For the fiscal years ended December 31, 2021 and 2020, the Trust paid Lincoln Life $33,707,685 and $28,243,675, respectively, in contractholder servicing and corporate-level services reimbursement.

Securities Lending

Because the Fund is new, there are no securities lending transactions to report.

Accounting Agreement

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), effective October 15, 2018 (November 19, 2018 for the funds of funds and master feeder funds), pursuant to which State Street provides certain accounting services for the Fund. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses.

For fiscal years ended December 31, 2021, 2020 and 2019, the Trust paid $11,022,662, $10,363,301 and $9,336,151, respectively, pursuant to its Accounting Agreement.

Code of Ethics

The Trust, LIAC and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LIAC who regularly have access to information about securities purchased for the Fund, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Fund. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 114 funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

The Fund currently offers two classes of shares: Standard Class and Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the “Rule 12b-1 Plan” section of this SAI.

The Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities

Because the Fund is available as investment or variable annuity contracts and variable life insurance policies (Variable Contracts) offered by certain life insurance companies, the insurance companies could be deemed to control the voting securities of each Fund (i.e., by owning more than 25%). However, an insurance company would exercise voting rights attributable to any shares of each Fund that it owns (directly or indirectly) in accordance with, and in proportion to, voting instructions received by owners of the Variable Contracts. A small number of contract holders could therefore determine whether Fund proposals are approved.

For the Fund, the insurance companies include, without limitation, (1) Lincoln Life, an Indiana insurance company, at 1301 S. Harrison Street, Fort Wayne, IN 46802; (2) Lincoln Life & Annuity Company of New York (Lincoln New York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802; and (3) other third-party insurance companies.

Because the Fund is new, there were no shareholders of the Fund that held 5% or more (or 25% or more) of a Fund’s outstanding shares, except for the insurance company shareholders. Any fund of funds would exercise voting rights attributable to ownership of shares of the Fund in accordance with the proxy voting policies established by the fund of funds. The fund of funds generally will vote their shares of underlying funds in the same proportion as the vote of all of the other holders of the underlying fund’s shares, a technique known as “echo voting.”

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each Fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of Service Class shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service Class may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes the Fund to pay to Insurance Companies or others, a monthly fee (“Plan Fee”) not to exceed 0.35% per annum of the average daily NAV of Service Class shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee for Service Class shares of the Fund is 0.25%. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third parties for services rendered and/or expenses borne. A third party, therefore, may realize a profit from Plan Fees in any particular year.

No “interested person”, as defined in the 1940 Act, or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Service Class contract owners thereof. Each year, the Trustees must make this determination for the Plan to be continued. The Board of Trustees believes that the Plan will result in greater sales and/or fewer redemptions of Service Class shares, which may benefit each Fund by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. However, it is impossible to know for certain the level of sales and redemptions of shares that would occur in the absence of the Plan or under alternative distribution schemes.

For the fiscal year ended December 31, 2021, the Service Class shares of the Trust paid Plan Fees for compensation to broker-dealers of approximately $208,355,341.

Revenue Sharing

LIAC and its affiliates, including LFD, and/or each Fund’s sub-adviser may pay compensation at their own expense, including the profits from the advisory fees LIAC receives from the Fund or the sub-advisory fees the sub-advisers receive from LIAC, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares or the sales of insurance products that are funded by the Fund and/or shareholder servicing (distribution assistance). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares and the products that are funded by the Fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales, the Fund’ advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the Fund’ shares and the products that contain the Fund. LIAC and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. The Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. The Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.

In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows:

Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. The Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.

Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.

Exchange-Traded Futures, Options and Swaps. Exchange-traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange-traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.

Portfolio Holdings Disclosure

The Trust’s Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Fund’ portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Fund’ shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

The Fund posts its top-ten holdings shortly after each quarter-end to Lincoln Life and other insurance companies who include the Fund in their products (Insurance Companies). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep this nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

The Fund will post all of its holdings to a publicly available website no earlier than 25 calendar days after quarter end. In addition, each Fund may post all of its holdings no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.

The Fund also may provide holdings information following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund’s portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public.

Certain Funds provide daily holdings information to affiliated persons of the Fund to better facilitate Fund and related insurance product operations. In this regard, each Managed Volatility Fund provides daily post-trade position reports, as well as reports showing the Fund’s daily futures transactions pursuant to the managed volatility strategy, to the annuity pricing group and market risk management group within Lincoln Life, LIAC’s parent company. In addition, certain Funds provide monthly portfolio holdings on a post-trade basis to Lincoln Life approximately 20 days after the end of each month. The pricing group uses Fund information to support the group’s oversight of risk management functions for the Managed Volatility Funds and Lincoln Life, but does not engage in any trading activities. The risk management group uses the information to hedge portfolio risks for Lincoln Life and for Lincoln insurance products and annuities. Lincoln’s internal risk management functions are integral to supporting the relevant Funds and their associated insurance products. Each of these information sharing arrangements is subject to: (1) a non-disclosure agreement; and (2) protections against (a) inappropriate trading based on the information and (b) conflicts of interest between the Fund and their affiliated persons.

Fund sub-advisers have an ongoing arrangement with the following third parties to make available information about a Fund’s portfolio holdings: (1) ratings organizations, such as Moodys, and S&P, provided generally on a monthly basis for the purpose of reviewing the particular fund; (2) portfolio analysis companies, such as Commicise, BBH Infomediary, IDS GmBH, IEX Data Analytics LLC, Morningstar, Lipper, Factset Research Systems, Financial Recovery Technologies, Intex, Performance Attribution System, Linedata Services, Inc., Investment Technology Group Inc., Wilshire Associates, Inc., Bloomberg L.P., Bloomberg PORT, BarraOne/MSCI Barra, Inc., Barclays Capital, BlackRock Aladdin, Trade Informatics, Investor Tools Perform, BARRA Aegis Systems, Global Trading Analytics, LLC, Citigroup, Hedgemark, ICE Data Pricing and Reference Data, LLC, MoneyMate, Omgeo, Barclays Capital Point, Acuity Knowledge Partners, Virtu Americas LLC, Virtu Financial, Virtu ITG LLC, Markit/Wall Street Office and Axioma provided generally on a daily, monthly or quarterly basis for the purpose of compiling reports, preparing comparative analysis data and trade execution evaluation; (3) proxy voting or class action services, such as Broadridge Financial Solutions, Inc., Glass, Lewis & Co., or Institutional Shareholder Services (ISS) - ISS/RiskMetrics provided generally on a daily basis or bi-monthly basis for the purpose of voting proxies relating to portfolio holdings or providing corporate actions services and trade confirmation; Securities Class Action Services; (4) computer systems, products, services and software vendors, such as BestX, Electra Securities, TriOptima, FIS XSPrisa (XSP) SaaS, FX Connect, OMEGO LLC, Infinit Outsourcing, Inc., Limited, Cogent Consulting, Abel Noser, Charles River Communications, StarCompliance, Tradeweb, provided generally on a daily basis for the purpose of providing computer products, services, software and accounting systems to the sub-advisers; MetroProof Inc., and (5) operational services such as Accenture LLP, Bank of New York Mellon, Brown Brothers Harriman & Co., Fidelity Corporate Action Solutions, StarCompliance, State Street Bank and Trust Company, State Street Global Services, State Street Investment Manager Solutions, ION and Northern Trust, provided generally on a daily basis for the purpose of providing operational functions including, but not limited to, Fund pricing and OTC derivative swap products to the sub-advisers. Each of the above unaffiliated third parties must agree to keep the Fund’s holdings information confidential and not engage in trading on the basis of the information. The sub-advisers do not receive compensation in connection with these arrangements.

The Fund may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Fund’ investment adviser, or sub-advisers, trading services providers, class action service provider (Kessler Topaz Meltzer & Check, LLP), custodian and independent registered public accounting firm, to the extent necessary to perform services for the Fund; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The Funds will disclose their portfolio holdings in public SEC filings. The Trust’s Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Fund’ portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the Fund, the Adviser, nor any affiliate receive any compensation or consideration in connection with the disclosure of the Fund’ portfolio holdings information.

The Fund is responsible for ensuring appropriate disclosure is made regarding these procedures in the Fund’s prospectuses and/or SAI.

The Trust’s Board of Trustees exercises oversight of these policies and procedures. Management for the Fund will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Fund’s investment adviser and other Fund affiliates, on the other. Moreover, the Fund’s Chief Compliance Officer will address the operation of the Fund’s procedures in the annual compliance review and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of a Fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed only through variable annuity contracts or variable life contracts offered by Lincoln Life, LNY and other insurance companies. Shares of the Fund may also be purchased by the Trust’s funds of funds, which invest their assets in other mutual funds. The offering price of a Fund’s shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the Fund is currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Fund proxies, proxy statements, etc.

Lincoln Life performs the Fund’s dividend and transfer agent functions.

Independent Registered Public Accounting Firm

The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Fund’s Independent Registered Public Accounting Firm. In addition to the audits of the Fund’s financial statements, Ernst & Young LLP also reviews certain regulatory reports, reviews the Fund’s federal income tax returns, and performs other tax and advisory services when engaged to do so by the Trust.

Financial Statements

Because the Fund is new, the first annual or semiannual report to shareholders will be available after the Fund commences operations. We will provide a copy of the Fund’s annual report, once available, on request and without charge. Either write: The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call: 1-800-4LINCOLN (454-6265).

Taxes

Regulated Investment Company. The Fund intends to qualify, and has elected to be taxed as, a regulated investment company under the Internal Revenue Code (the “Code”). A regulated investment company’s ordinary income and net realized capital gains, if distributed to shareholders, will not be subject to corporate income tax. The Fund, as a regulated investment company, must, among other things, annually derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale of stock or securities or foreign currencies, or other income, such as income derived from interests in “qualified publicly traded partnerships,” gains from options, futures, or forward contracts, derived with respect to the Fund’s other investments (the Income Requirement).

The Fund also intends to comply with diversification requirements that apply to mutual funds investing in variable contracts. Generally, a Fund will be required to diversify its investments so that on the end of each calendar quarter: no more than 55% of total assets is represented by any one investment; no more than 70% is represented by any two; no more than 80% is represented by any three; and no more than 90% is represented by any four.

For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by such. The Fund may satisfy an alternative asset diversification test under certain circumstances.

The Fund may sell its shares directly to certain qualified pension and retirement plans, and to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. If a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the Contract owners would be treated as the Fund’s shareholders, and the contracts invested in the Fund would not be treated as annuity, endowment, or life insurance contracts under the Code. All income and gain earned from those contracts both in past years and currently would be taxed currently to the Contract owners, and income and gain would remain subject to taxation as ordinary income thereafter.

If a Fund fails to qualify as a regulated investment company, the Fund would be subject to tax as an ordinary corporation on all of its taxable income and gain, whether or not distributed to shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company, the Fund’s distributions would be characterized as ordinary dividend income to its shareholders, and Contract owners would be required to include in ordinary income any income earned under the contracts for the current and all prior taxable years. The Fund’s failure to satisfy the diversification requirements may also result in adverse tax consequences for the insurance company issuing the contracts. Under certain circumstances inadvertent failures to satisfy the diversification requirements may be corrected.

Certain Funds may invest in exchange traded vehicles that track commodity returns. Under the Code, these investments are not considered “securities” for purposes of the Income Requirement. As a result, any income generated by such investments is not included in determining compliance with the Income Requirement’s 90% test. The Fund intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Fund’s tax year. To the extent that a Fund’s income from commodities exceeds 10% of the Fund’s gross income, the Fund may be subject to taxation on that portion of commodities income that exceeds 10% of the Fund’s gross income.

Medicare Tax. A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments, and net gain from investments) of certain individuals, trusts and estates.

Fund Distributions. Dividends that a Fund pays from its ordinary income and distributions of a Fund’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of a Fund’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of a Fund represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable to life insurance companies under the Code. See the Contracts Prospectus for a description of the respective Insurance Company’s tax status and the charges that may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, each Fund will send to the Insurance Companies a written notice reporting the amount and character of any distributions made during such year. Any benefits reported will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.

Foreign Investments. Dividends or other income received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign jurisdictions. Tax conventions, such as treaties, between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities in foreign corporations or in other regulated investment companies, the Fund may elect to treat its foreign income tax payments as paid by the Insurance Companies for U.S. income tax purposes. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make this election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount that will be available for the deduction or credit. Certain limitations apply to the credit (but not the deduction) for foreign taxes that an Insurance Company may claim. Foreign taxes each Fund pays will reduce the return on the Fund’s investments. Any benefits of a foreign tax credit or deduction as a result of this election will inure to the benefit of the Insurance Companies and will not be shared with Contract owners.

The Fund or Underlying Fund that invests in non-U.S. securities may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. The Fund and underlying fund that is eligible to do so may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund or underlying fund, depending on the circumstances.

Contract Owner Taxes. Since individual Contract owners are generally not treated as shareholders of the Fund, no discussion is included regarding the federal income tax consequences at the Contract owner level. The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Fund. State and local taxes vary.

The Fund also intends to comply with diversification regulations under Section 817(h) of the Code that apply to mutual funds underlying variable contracts. Generally, a Fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable. An alternative asset diversification test may be satisfied under certain circumstances.

The Fund may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans; if a Fund were to sell its shares to other categories of shareholders, the Fund may fail to comply with applicable Treasury requirements regarding investor control. If a Fund should fail to comply with the investor control requirements, the contract holders would be treated as the owners of the shares and the contracts invested in the Fund would not be treated as annuity, endowment or life insurance contracts under the Code and all income and gain earned in past years and currently inside the contracts would be taxed currently to the contract holders, and income and gain would remain subject to taxation as ordinary income thereafter.

Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the Fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Fund or an underlying fund, if invested in non-U.S. securities, may be subject to non-U.S. income taxes and non-U.S. financial transactions taxes. The Fund and underlying fund that is permitted to do so may elect to “pass through” to its investors, including a Fund, the amount of non-U.S. income taxes paid by the Fund or underlying fund. The Fund itself will be eligible to elect to “pass through” such amounts to its stockholders and may do so, depending upon circumstances.

A 3.8% Medicare tax is imposed on the net investment income (which includes, but is not limited to, taxable dividends, taxable annuity payments and net gain from investments) of certain individuals, trusts and estates.

Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code reporting the amount and character of any distributions made during such year. Any benefits of such designation will inure to the benefit of the Insurance Companies and will not be shared with contract holders.

Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations or in other regulated investment companies, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by the Insurance Companies. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, the Insurance Companies would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. Federal income tax deduction or as a foreign tax credit against their U.S. Federal income taxes. Not later than 60 days after any year for which it makes such an election, a Fund will report to the Insurance Companies the amount per share of such foreign income tax that must be included in gross income and the amount which will be available for the deduction or credit. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed. Foreign taxes paid by each Fund will reduce the return from the Fund’s investments. Any benefits of such reporting will inure to the benefit of the Insurance Companies and will not be shared with contract holders.

Since individual contract owners are generally not treated as shareholders of the Fund, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Fund. State and local taxes vary.

Appendix A — [Reserved]

Appendix B — Proxy Voting Policies and Procedures

Lincoln Investment Advisors Corporation

I. Introduction

The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, Lincoln Investment Advisors Corporation (“LIAC”).

LIAC has adopted these Policies and Procedures to govern LIAC’s implementation of proxy voting for LIAC’s clients, which include the Lincoln Funds.

II. Policies

LIAC shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).

Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LIAC believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LIAC votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.

In exercise voting authority LIAC will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:

•

Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;

•	Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and

•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

III. Procedures

A. Direct Investments

LIAC may invest directly in equity and fixed income securities, and other types of investments. LIAC will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LIAC will vote proxies in the Client’s best interests, as determined by LIAC. In making such determination, LIAC may rely on analysis from proxy voting consultants or third-party proxy voting services. LIAC will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LIAC may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.

B. Sub-Advised Funds

LIAC advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LIAC shall review each sub-adviser’s proxy voting policies and procedures as follows:

•

Before a sub-adviser is retained, LIAC’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.

•

Each quarter, LIAC’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LIAC’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.

•

During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LIAC reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

C. Funds of Funds

LIAC advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.

When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LIAC shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”

When a fund of funds invests directly in securities other than mutual funds, LIAC shall follow the procedures outlined in “Direct Investments” above.

D. Master-Feeder Funds

LIAC advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.

If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders, and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.

Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.

E. Material Conflicts

In the event that LIAC identifies a potential material conflict of interest between: a Client and LIAC, or any LIAC-affiliated entity, LIAC will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LIAC. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.

IV. Disclosure

A. Form ADV

LIAC shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LIAC will disclose how Clients may obtain information about how LIAC voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.

B. Statement of Additional Information (SAI)

Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).

C. Annual Reports

Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.

D. Proxy Voting Record on Form N-PX

The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.

V. Recordkeeping

LIAC shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:

(a)	Proxy Voting Policies and Procedures;

(b)	Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);

(c)

A copy of any document that LIAC, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and

(d)	A copy of each written request from a Client, and any response to the Client, for information on how LIAC voted the Client’s proxies.

Channing Capital Management, LLC

Channing Capital Management, LLC (“CCM”) has a fiduciary obligation to, at all times, weigh and serve the best interest of its advisory clients as the sole consideration when voting proxies of portfolio companies. As part of its investment management services provided to clients and pursuant to SEC rule, CCM has adopted this proxy voting policy and related procedures. The Proxy Voting Policy and Procedures are designed to ensure that CCM votes client proxies in the best interest of its clients and outline how any proxies received on behalf of its clients will be handled.

CCM has retained third-party proxy firm ISS Institutional Shareholders Services, Inc. (“ISS”) for proxy advisory and voting services and support. Regardless of material conflict (if any), CCM through its reliance on independent third-party ISS will, at all times, vote in the best interest of its client. ISS will generally analyze the voting issues and make a proxy vote recommendation. CCM customarily follows such recommendation, subject to certain limited exceptions (requiring a documented rationale), and the proxy is voted in accordance with ISS’s guidelines or recommendations, which have been reviewed by CCM staff. CCM considers its fiduciary responsibility to all clients when addressing proxy issues, and retains its fiduciary manager discretion to override ISS’s guidelines or recommendations in its voting of proxies. CCM staff will meet or conference periodically, as necessary, to review ISS guideline amendments or updates, if any, as well as any unusual issues that may arise in handling or voting proxies. Proxy issues receive consideration based on all relevant facts and circumstances.

Proxy Authority & Client Delegation.

Some accounts for which CCM is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide CCM with a plan document that expressly precludes CCM from voting proxies or include in the investment manager contract that CCM will not vote their proxies. In the absence of such documentation, CCM undertakes the obligation to vote on behalf of the accounts it manages, and will do so supported by ISS’s services. Proxy Review Group (PRG). CCM has designated the PRG (which includes the portfolio managers) to assist and support the portfolio managers in reviewing, handling and voting proxies. CCM staff has reviewed ISS’s general/standard proxy voting guidelines and CCM’s portfolio manager will generally instruct ISS to vote on CCM’s behalf in accordance with those guidelines for CCM’s clients, subject to consistency with any specific client-provided guidelines or restrictions regarding the stock of a particular issuer or company. CCM retains its fiduciary manager discretion to override or deviate from ISS’s guidelines or recommendations in its voting of proxies in the best interests of its clients.

Proxy Procedures. CCM provides ISS with the list of accounts and their holdings periodically to ensure that ISS has a record of the clients and their holdings for proxy purposes. In compliance with governing rules, a member of our operations staff maintains applicable records regarding proxy voting for accounts. Our proxy administrator receives a proxy voting report from ISS quarterly and has access to any report online on any given day. Any voting decision that may require a deviation from ISS’s standard voting guidelines will be deferred to the respective lead portfolio manager for such stock in consultation with the PRG for further analysis and a final decision. In such situations, in-house/outside legal counsel may be consulted for additional guidance as appropriate, and reasons supporting such final proxy vote action will be noted in the meeting minutes/report or file memorandum.

ERISA Accounts. It is CCM’s policy to fully comply with ERISA requirements regarding proxy voting. Some ERISA accounts for which CCM is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide CCM with a plan document that expressly precludes CCM from voting proxies or include in the client agreement that CCM will not vote proxies on their behalf. In the absence of such documentation CCM undertakes responsibility to vote for its ERISA accounts.

Material Conflicts. Regardless of material conflict (if any), CCM, through ISS’s guidelines, recommendations, and support services, will at all times vote in the best interest of the client. CCM customarily follows such recommendations, subject to certain limited exceptions (requiring a documented rationale), and the proxy is voted accordingly.

Criteria. ISS, on behalf of CCM, votes proxies related to securities held by clients in a manner solely in the interest of the client. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In considering and voting on each proxy issue, CCM through ISS shall vote in a prudent and diligent manner and only after a careful evaluation of the issues presented on the proxy ballot.

Checks & Balances. Periodically, CCM will:

1.      Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client, or in the case of an employee benefit plan, the plan’s trustee(s) or other fiduciaries;

2.      Provide a proxy voting report to those clients that request it and provide such report in a manner consistent with the client’s request, which may vary.

Contact & Requests for Information. Copies of CCM’s proxy voting policy and procedures and information regarding proxy votes are available to clients upon request. Channing Capital Management, LLC, 10 South LaSalle Street Suite 2401, Chicago, IL 60603, Attn: Alta Gorman, Proxy Administrator

Appendix C — Compensation Structures and Methodologies of Portfolio Managers

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for the Fund’s portfolio manager as of the Fund’s fiscal year ended December 31, 2021:

Channing Capital Management, LLC

Each member of the investment team receives as compensation a percentage of the revenue the firm earns from portfolios managed by a particular Portfolio Manager. All employees are eligible to participate in the Company’s 401(k) Plan, after age and continuous employment requirements are met, and all employees are eligible for a discretionary year-end bonus. Awards of discretionary bonuses are made by taking into consideration factors such as professionalism, competence, teamwork, cooperation, courtesy to other staff members, constructive attitude, solutions-oriented approach to work, percentage of year worked for the Advisor, and the magnitude of the pool it

Lincoln Investment Advisors Corporation

The equity programs are designed to position LIAC to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:

BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.

ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.

LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.

DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LIAC employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LIAC-advised funds.

Part C - Other Information
Item 28. Exhibits
Defined Terms for Exhibits:
•
Lincoln Investment Advisors Corporation (“LIAC”)
•
Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•
Lincoln Financial Distributors, Inc. (“LFD”)
•
The Lincoln National Life Insurance Company (“Lincoln Life”)
•
Lincoln Life & Annuity Company of New York (“Lincoln New York”)
•
Post-Effective Amendment (“PEA”)
Each of the following exhibits are incorporated by reference herein to the previously filed documents indicated, except as otherwise noted:
(a)	Declaration of Trust.
	(1)	Agreement and Declaration of Trust, dated February 1, 2003, previously filed with PEA 13 on April 4, 2003.
	(2)	Certificate of Trust, dated January 31, 2003, previously filed with PEA 143 on January 7, 2013.
(b)	By-laws.
	(1)	By-laws of LVIP Trust, dated September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(c)	Instruments Defining Rights of Security Holders.
(1)
Articles II, VII, and VIII of the Agreement and Declaration of Trust and Articles III, V and VI of the Amended Bylaws,
incorporated by reference into Exhibits (a) and (b) hereto, define the rights of holders of shares.

(d)	Investment Advisory Contracts.
	(1)	Investment Management Agreement, dated April 30, 2007, between LVIP Trust and LIAC, previously filed with PEA 41 on April 15, 2008.
		(a)	Amendment to Schedule A to the Investment Management Agreement, dated June 17, 2022, between LVIP Trust and LIAC, previously filed with the Trust’s Registration Statement on Form N-14 on July 8, 2022.
	(2)	Investment Management Agreement, dated March 20, 2019, between LVIP BlackRock Global Allocation Fund Cay- man, Ltd. and LIAC, previously filed with PEA 197 on April 25, 2019.
	(3)	Reserved.
	(4)	Sub-Advisory Contracts.
		(a)	Sub-Advisory Agreement dated April 1, 2021, between LIAC and AllianceBernstein, L.P., previously filed with PEA 219 on April 30, 2021.
		(b)	Sub-Advisory Agreement dated August 17, 2021, between LIAC and Allianz Global Investors U.S. LLC, previously filed with PEA 226 on April 29, 2022.
		(c)	Sub-Advisory Agreement dated April 30, 2019, between LIAC and American Century Investment Manage- ment Inc., previously filed with PEA 199 on April 30, 2019.
		(d)	Sub-Advisory Agreement dated June 5, 2007, between LIAC and BAMCO, Inc., pertaining to the LVIP Baron Growth Opportunities Fund, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2016, between LIAC and BAMCO, Inc., previously filed with PEA 211 on December 15, 2020.
		(e)	Sub-Advisory Agreement dated March 21, 2016, between LIAC and BlackRock Advisors, LLC, previously filed with PEA 168 on April 29, 2016.
		(f)	Sub-Advisory Agreement dated April 30, 2010, between LIAC and BlackRock Financial Management, Inc., previously filed with PEA 132 on April 12, 2012.
		(g)	Sub-Advisory Agreement dated August 27, 2012, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 145 on April 30, 2013.
(i) Side Letter to Sub-Advisory Agreement dated June 16, 2020, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated December 17, 2021, between LIAC and BlackRock Investment Management, LLC., previously filed with PEA 226 on April 29, 2022.
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(h)	Sub-Advisory Agreement dated January 1, 2017, between LIAC and BlackRock Investment Management, LLC, previously filed with PEA 211 on December 15, 2020.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 27, 2017, between LIAC and BlackRock Investment Management, previously filed with PEA 211 on December 15, 2020.
(i)	Reserved.
(j)	Sub-Advisory Agreement dated May 20, 2022 between LIAC and Channing Capital Management LLC, filed herewith.
(i) Side Letter to Sub-Advisory Agreement dated May 20, 2022 between LIAC and Channing Capital Management LLC, filed herewith.
(k)	Sub-Advisory Agreement dated January 4, 2010, between LIAC and Delaware Management Company (cur- rently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 1, 2021, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 219 on April 30, 2021.
(l)	Sub-Advisory Agreement dated May 1, 2010, between LIAC and Delaware Management Company (cur- rently known as Delaware Investments Fund Advisers), previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.
(m)	Sub-Advisory Agreement dated October 1, 2014, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 164 on January 8, 2016.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated May 1, 2017, between LIAC and Delaware Investments Fund Advisers, previously filed with PEA 211 on December 15, 2020.
(n)	Assignment and Assumption of Sub-Advisory Agreements, dated June 20, 2013, between LIAC and Dela- ware Management Company, previously filed with PEA 204 on April 16, 2020.
(o)	Reserved.
(p)	Amendment to Sub-Advisory Agreements, dated January 10, 2019, between LIAC and Delaware Invest- ments Fund Advisers, previously filed with PEA 199 on April 30, 2019.
(q)	Sub-Advisory Agreement dated May 1, 2015, between LIAC and Dimensional Fund Advisors LP, previously filed with PEA 162 on April 30, 2015.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated March 10, 2021, between LIAC and Dimensional Fund Advisers LP, previously filed with PEA 219 on April 30, 2021.
(r)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Franklin Advisers, Inc., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 1, 2018, between LIAC and Franklin Advisers, Inc., previously filed with PEA 186 on April 30, 2018.
(s)	Amended & Restated Sub-Advisory Agreement dated August 7, 2021, between LIAC and Franklin Advis- ers, Inc., previously filed with PEA 225 on September 7, 2021.
(t)	Sub-Advisory Agreement dated January 27, 2016, between LIAC and Franklin Mutual Advisers, LLC, previ- ously filed with PEA 168 on April 29, 2016.
(u)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated April 14, 2017, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 178 on April 28, 2017.
(v)	Sub-Advisory Agreement dated February 8, 2019, between LIAC and Invesco Advisers Inc. previously filed with PEA 199 on April 30, 2019.
(w)	Sub-Advisory Agreement dated February 8, 2019, between LIAC and Invesco Capital Management LLC, previously filed with PEA 199 on April 30, 2019.
(x)	Sub-Advisory Agreement dated September 21, 2012, between LIAC and J.P. Morgan Investment Manage- ment Inc., previously filed with PEA 145 on April 30, 2013.
(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
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(ii) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(iii)
Amendment to Schedule A to Sub-Advisory Agreement dated March 24, 2022, between LIAC and
J.P. Morgan Investment Management, Inc., previously filed with the Trust’s Registration State-
ment on Form N-14 on April 18, 2022.

(y)	Sub-Advisory Agreement dated April 30, 2010, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Sub-Advisory Agreement dated August 31, 2018, between LIAC and J.P. Morgan Investment Management Inc., previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and J.P. Morgan Investment Management, Inc., previously filed with PEA 211 on December 15, 2020.
(z)	Sub-Advisory Agreement dated April 30, 2018, between LIAC and Loomis, Sayles & Company, L.P., previ- ously filed with PEA 211 on December 15, 2020.
(aa)	Sub-Advisory Agreement dated October 30, 2018, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(bb)	Sub-Advisory Agreement dated October 1, 2010, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated September 30, 2020, between LIAC Massachusetts Financial Services Company, previously filed with PEA 211 on December 15, 2020.
(cc)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and Massachusetts Financial Services Com- pany, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated January 1, 2022, between LIAC and Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
(dd)	Sub-Advisory Agreement dated May 1, 2016, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 168 on April 29, 2016.
(i) Amendment to Sub-Advisory Agreement dated October 1, 2017, between Milliman Financial Risk Management LLC, previously filed with PEA 211 on December 15, 2020.
(ii) Amendment to Schedule A to the Sub-Advisory Agreement dated May 1, 2020, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 205 on April 29, 2020.
(ee)	Sub-Advisory Agreement dated March 1, 2021, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
(i) Amendment to Schedule A to the Sub-Advisory Agreement dated June 18, 2021, between LIAC and Milliman Financial Risk Management LLC, previously filed with PEA 225 on September 7, 2021.
(ff)	Sub-Advisory Agreement dated July 12, 2011, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(gg)	Sub-Advisory Agreement dated July 12, 2011, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 132 on April 30, 2012.
(i) Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2021, between LIAC and Mondrian Investment Partners Limited, previously filed with PEA 225 on September 7, 2021.
(hh)	Sub-Advisory Agreement dated April 30, 2014, between LIAC and Pacific Investment Management Com- pany LLC, previously filed with PEA 152 on April 30, 2014.
(i) Amendment to Sub-Advisory Agreement dated September 20, 2021, between LIAC and Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
(ii)	Reserved.
(jj)	Sub-Advisory Agreement effective April 28, 2020, between LIAC and Schroder Investment Management North America Inc., previously filed with PEA 205 on April 29, 2020.
(kk)	Sub-Advisory Agreement dated April 30, 2008, between LIAC and SSGA Funds Management, Inc., previ- ously filed with PEA 152 on April 30, 2014.
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		(i)	Amendment to Schedule A to the Sub-Advisory Agreement dated February 1, 2021, between LIAC and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
		(ii)	Amendment to Schedule A to the Sub-Advisory Agreement dated April 1, 2021, between LIAC and SSGA Funds Management, Inc., previously filed with PEA 219 on April 30, 2021.
	(ll)	Sub-Advisory Agreement dated February 8, 2016, between LIAC and T. Rowe Price Associates, Inc., previ- ously filed with PEA 168 on April 29, 2016.
		(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 190 on September 28, 2018.
		(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
	(mm)	Sub-Advisory Agreement dated February 1, 2018, between LIAC and T. Rowe Price Associates, Inc., previ- ously filed with PEA 182 on January 31, 2018.
		(i)	Amendment to Schedule A to Sub-Advisory Agreement dated April 6, 2020, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 205 on April 29, 2020.
	(nn)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and T. Rowe Price Associates, Inc., previ- ously filed with PEA 132 on April 30, 2012.
		(i)	Amendment to Schedule A to Sub-Advisory Agreement dated September 13, 2017, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 186 from April 30, 2018.
	(oo)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and T. Rowe Price Associates, Inc., previ- ously filed with PEA 132 on April 30, 2012.
		(i)	Amendment to Sub-Advisory Agreement dated March 8, 2016, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 186 on April 30, 2018.
		(ii)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2019, between LIAC and T. Rowe Price Associates, Inc., previously filed with PEA 211 on December 15, 2020.
	(pp)	Sub-Advisory Agreement dated September 21, 2012, between LIAC and Templeton Investment Counsel, LLC, previously filed with PEA 145 on April 30, 2013.
		(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2015, between LIAC and Templeton Investment Counsel, LLC, previously filed with PEA 211 on December 15, 2020.
	(qq)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
		(i)	Amendment to Schedule A to Sub-Advisory Agreement dated July 1, 2017, between LIAC and Wellington Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
	(rr)	Sub-Advisory Agreement dated April 30, 2007, between LIAC and Wellington Management Company, LLP, previously filed with PEA 132 on April 30, 2012.
		(i)	Amendment to Schedule A to Sub-Advisory Agreement dated October 1, 2018, between LIAC and Wellington Management Company, LLP, previously filed with PEA 192 on October 31, 2018.
	(ss)	Sub-Advisory Agreement dated July 31, 2020, between LIAC and Western Asset Management Company, LLC, previously filed with PEA 211 on December 15, 2020.
(5)	Sub-Sub-Advisory Contracts.
	(a)	Sub-Sub-Advisory Agreement dated March 13, 2017, between BlackRock Financial Management Inc. and BlackRock International Limited, previously filed with PEA 219 on April 30, 2021.
	(b)	Sub-Sub-Advisory Agreement dated February 11, 2022, between BlackRock Investment Management and BlackRock Singapore Limited, previously filed with PEA 226 on April 29, 2022.
(c)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), previously filed with PEA 219 on
April 30, 2021.

		(i)	Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Invest- ments Fund Advisers and MIMAK previously filed with PEA 219 on April 30, 2021.
		(ii)	Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021, between Delaware Investments Fund Advisers and Macquarie Investment MIMAK, previously filed with PEA 225 on September 7, 2021.
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(d)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Global Limited (“MIMGL”), previously filed with PEA 219 on April 30,
2021.

(i) Amendment to Sub-Sub-Advisory Agreement dated October 2, 2020, between Delaware Invest- ments Fund Advisers and MIMGL, previously filed with PEA 219 on April 30, 2021.
(ii) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MIMGL, previously filed with PEA 225 on September 7, 2021.
(e)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Investment Management Europe Limited (“MIMEL”), previously filed with PEA 219 on April 30,
2021.

(i) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MIMEL, previously filed with PEA 225 on September 7, 2021.
(f)
Sub-Sub-Advisory Agreement dated April 30, 2019, between Delaware Investments Fund Advisers and
Macquarie Funds Management Hong Kong Limited (“MFMHKL”), previously filed with PEA 219 on April
30, 2021.

(i) Amendment to Sub-Sub-Advisory Agreement dated May 1, 2021 between Delaware Investments Fund Advisers and MFMHKL, previously filed with PEA 225 on September 7, 2021.
		(g)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and K2/D&S Manage- ment Co., L.L.C, previously filed with PEA 152 on April 30, 2014.
		(h)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Templeton Invest- ment Counsel, LLC, previously filed with PEA 152 on April 30, 2014.
		(i)	Sub-Sub-Advisory Agreement dated April 30, 2014, between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC, previously filed with PEA 152 on April 30, 2014.
(i)
Sub-Sub-Advisory Agreement dated April 28, 2020, between Schroder Investment Management North
America Inc. and Schroder Investment Management North America Limited, previously filed with PEA 219 on April 30, 2021.

	(6)	Other Sub-Advisory Contracts.
		(a)	Sub-Advisory Agreement between LIAC, LVIP BlackRock Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with PEA 197 on April 25, 2019.
(b)
Amended & Restated Sub-Advisory Agreement dated April 26, 2019, between LIAC, LVIP BlackRock
Global Allocation Fund Cayman Ltd., and BlackRock Investment Management, LLC, previously filed with
PEA 226 on April 29, 2022.

(e)	Underwriting Contracts.
	(1)	Principal Underwriting Agreement dated January 1, 2012, between LVIP Trust and LFD, previously filed with PEA 125 on April 9, 2012.
		(a)	Amendment to Schedule A to Principal Underwriting Agreement dated June 30, 2021, between LVIP Trust and LFD, previously filed with PEA 226 on April 29, 2022.
(f)	N/A
(g)	Custodian Agreements.
	(1)	Mutual Fund Custody and Services Agreement dated June 19, 2018, between LVIP Trust and State Street Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.
		(a)	Amendment to Appendix A to Mutual Fund Custody Agreement dated November 18, 2021, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 226 on April 29, 2022.
(h)	Other Material Contracts.
(1)
Fund Accounting and Financial Administration Agreement dated June 19, 2018, between LVIP Trust and State Street
Bank and Trust Company, previously filed with Pre-Effective Amendment 1 on January 1, 2019.

(a)
Amendment to Annex I to Fund Accounting and Financial Administration Agreement dated December 29,
2020, between LVIP Trust and State Street Bank and Trust Company, previously filed with PEA 225 on Sep-
tember 7, 2021.

	(2)	Administration Agreement dated January 1, 2015, between LVIP Trust and Lincoln Life, previously filed with PEA 175 on January 6, 2015.
5

	(a)	Amendment to Administration Agreement dated May 1, 2017, between LVIP Trust and Lincoln Life, previ- ously filed with PEA 186 on April 30, 2018.
(3)	Amended and Restated Expense Limitation Agreement dated April 26, 2019, between LIAC and LVIP Trust, previ- ously filed with PEA 197 on April 25, 2017.
	(a)	Amendment to Schedule A of Amended and Restated Expense Limitation Agreement dated June 17, 2022, previously filed with the Trust’s Registration Statement on Form N-14 on July 8, 2022.
(4)	Advisory Fee Waiver Agreement dated March 7, 2013, between LIAC and LVIP Trust, previously filed with PEA 145 on April 30, 2013.
	(a)	Amendment to Schedule A to the Advisory Fee Waiver Agreement dated June 17, 2022, previously filed with the Trust’s Registration Statement on Form N-14 on July 8, 2022.
(5)	Administrative Services Agreement dated July 30, 2010, between Capital Research and Management Company and LIAC
(6)	Consulting Agreements
	(a)	Consulting Agreement dated January 1, 2018, between LIAC and Goldman Sachs Asset Management, L.P., previously filed with PEA 186 on April 30, 2018.
(7)	Participation Agreements
	(a)	Fund Participation Agreement dated May 1, 2003, between Lincoln Life and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
	(b)	Amendment to Fund Participation Agreement effective February 1, 2021, between Lincoln Life and LVIP Trust, previously filed with PEA 219 on April 30, 2021.
	(c)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust, previously filed with PEA 13 on April 4, 2003.
	(d)	Amendment effective May 1, 2014 to the Fund Participation Agreement, between Lincoln New York and LVIP Trust, previously filed with PEA 152 on April 30, 2014.
(e)
Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, Great-West Life & Annu-
ity Insurance Company, and First-Great West Life & Annuity Insurance Company, previously filed with PEA
41 on April 15, 2008.

(f)
Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LIAC, LFD and
Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New
York, previously filed with PEA 225 on September 7, 2021.

	(g)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Nationwide Finan- cial Services, Inc., previously filed with PEA 41 on April 15, 2008.
	(h)	Amendment to Fund Participation Agreement dated March 10, 2009 between LVIP Trust, LIAC, LFD and Nationwide Financial Services, Inc., previously filed with PEA 225 on September 7, 2021.
	(i)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and New York Life Insur- ance and Annuity Corporation, previously filed with PEA 41 on April 15, 2008.
	(j)	Amendment to Fund Participation Agreement dated April 30, 2012 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
	(k)	Amendment to Fund Participation Agreement dated April 1, 2013 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
	(l)	Amendment to Fund Participation Agreement dated May 1, 2018 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
	(m)	Amendment to Fund Participation Agreement dated November 1, 2019 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
	(n)	Amendment to Fund Participation Agreement dated April 10, 2021 between LVIP Trust, LIAC, LFD and New York Life Insurance and Annuity Corporation, previously filed with PEA 225 on September 7, 2021.
	(o)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, Lincoln Investment Advisors and RiverSource Life Insurance Company, previously filed with PEA 41 on April 15, 2008.
	(p)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Standard Insurance Company, previously filed with PEA 41 on April 15, 2008.
6

(q)
Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York,
LIAC, American Funds Insurance Series, Capital Research and Management Company, Capital Income
Builder, Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Ser-
vice Company, previously filed with PEA 104 on April 12, 2011.

		(r)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and AIG Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
		(s)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American Interna- tional Life Assurance Company of New York, previously filed with PEA 99 on April 6, 2011.
(t)
Assignment dated November 30, 2010 of Fund Participation Agreement dated June 12, 2009 between LVIP
Trust, LFD, LIAC, and American International Life Assurance Company of New York to United States Life
Insurance Company in the City of New York, previously filed with PEA 99 on April 6, 2011.

		(u)	Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LIAC, LFD and American General Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
(v)
Amendment to Fund Participation Agreement dated March 15, 2021 between LVIP Trust, LIAC, LFD and
The United States Life Insurance Company in the City of New York, previously filed with PEA 225 on Sep-
tember 7, 2021.

		(w)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and Commonwealth Annuity and Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
		(x)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and First Allmerica Financial Life Insurance Company, previously filed with PEA 99 on April 6, 2011.
		(y)	Fund Participation Agreement dated April 26, 2021 between LVIP Trust, LFD, LIAC and Principal National Life Insurance Company, previously filed with PEA 225 on September 7, 2021.
		(z)	Fund Participation Agreement dated April 30, 2021 between LVIP Trust, LFD, LIAC and The Guardian Insur- ance & Annuity Company, Inc., previously filed with PEA 225 on September 7, 2021.
		(aa)	Fund Participation Agreement dated April 26, 2021 between LVIP Trust, LFD, LIAC and Allstate Life Insur- ance Company of New York, filed herewith.
(bb)
Master Fund Participation Agreement dated June 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New
York, American Funds Insurance Series, Capital Research and Management Company, and American
Funds Service Company, previously filed with PEA 103 on April 12, 2011.

		(cc)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940, previously filed with PEA 226 on April 29, 2022.
		(dd)	Form of Fund of Funds Operational Participation Agreement, previously filed with PEA 152 on April 30, 2014.
	(8)	Form of Indemnification Agreement, previously filed with PEA 125 on April 9, 2012.
(i)	Legal Opinion.
	(1)	Legal Opinion of Counsel dated April 1, 2003 regarding issuance of shares, previously filed with PEA 13 on April 4, 2003.
	(2)	Legal Opinion of Counsel dated April 27, 2007 regarding issuance of shares, previously filed with PEA 41 on April 15, 2008.
(j)	Other Opinions.
	(1)	Power of Attorney (LVIP Trust) dated March 8, 2022, previously filed with PEA 226 on April 29, 2022.
	(2)	Consent of Independent Registered Public Accounting Firm, previously filed with PEA 226 on April 29, 2022.
	(3)	Consent of Independent Registered Public Accounting Firm, previously filed with PEA 226 on April 29, 2022.
(k)	N/A
(l)	N/A
(m)	Rule 12b-1 Plan.
	(1)	Service Class Distribution and Service Plan, previously filed with PEA 141 on August 27, 2012.
		(a)	Amendment to Schedule I of the Service Class Distribution and Service Plan dated May 1, 2021, previ- ously filed with PEA 225 on September 7, 2021.
	(2)	Distribution Services Agreement dated May 1, 2008 between LVIP Trust and LFD, previously filed with PEA 141 on August 27, 2012.
7

(a) Amendment to Schedule A to the Distribution Services Agreement dated May 1, 2021, between LVIP Trust and LFD, previously filed with PEA 225 on September 7, 2021.
(n)	Rule 18f-3 Plan.
	(1)	Rule 18f-3 Multiple Class Plan approved September 15, 2015, previously filed with PEA 165 on January 8, 2016.
(o)	Reserved
(p)	Codes of Ethics.
	(1)	Code of Ethics for LVIP Trust and LIAC, previously filed with PEA 205 on April 29, 2020.
	(2)	Code of Ethics for LFD, previously filed with PEA 205 on April 29, 2020.
	(3)	Code of Ethics for AllianceBernstein LP, previously filed with PEA 219 on April 30, 2021.
	(4)	Code of Ethics for Allianz Global Investors U.S. LLC, previously filed with PEA 226 on April 29, 2022.
	(5)	Code of Ethics for American Century Investment Management, Inc., previously filed with PEA 226 on April 29, 2022.
	(6)	Code of Ethics for BAMCO, Inc., previously filed with PEA 226 on April 29, 2022.
	(7)	Code of Ethics for BlackRock affiliated companies, previously filed with PEA 219 on April 30, 2021.
	(8)	Code of Ethics for Capital Research and Management Company, previously filed with PEA 219 on April 30, 2021.
	(9)	Code of Ethics for Channing Capital Management, LLC, filed herewith.
	(10)	Code of Ethics for ClearBridge Investments, LLC, previously filed with PEA 226 on April 29, 2022.
	(11)	Code of Ethics for Dimensional Fund Advisors LP, previously filed with PEA 226 on April 29, 2022.
	(12)	Code of Ethics for Franklin affiliated companies, previously filed with PEA 226 on April 29, 2022.
	(13)	Code of Ethics for Goldman Sachs Asset Management, L.P., previously filed with PEA 226 on April 29, 2022.
	(14)	Code of Ethics for Invesco affiliated entities., previously filed with PEA 226 on April 29, 2022.
	(15)	Code of Ethics for J.P. Morgan Investment Management Inc. and affiliated companies, previously filed with PEA 219 on April 30, 2021.
	(16)	Code of Ethics for Loomis, Sayles & Company, L.P., previously filed with PEA 219 on April 30, 2021.
	(17)	Code of Ethics for Macquarie Investment Management, Delaware Funds by Macquarie and Optimum Funds Trust, previously filed with PEA 211 on December 11, 2020.
	(18)	Code of Ethics for Macquarie Investment Management Austria Kapitalanlage AG, previously filed with PEA 219 on April 30, 2021.
	(19)	Code of Ethics for Macquarie Investment Management Global Limited, previously filed with PEA 219 on April 30, 2021.
	(20)	Code of Ethics for Massachusetts Financial Services Company, previously filed with PEA 226 on April 29, 2022.
	(21)	Code of Ethics for Milliman Financial Risk Management LLC, previously filed with PEA 219 on April 30, 2021.
	(22)	Code of Ethics for Mondrian Investment Partners Limited, previously filed with PEA 226 on April 29, 2022.
	(23)	Code of Ethics for Pacific Investment Management Company LLC, previously filed with PEA 226 on April 29, 2022.
	(24)	Code of Ethics for Schroder Investment Management North America Inc., previously filed with PEA 226 on April 29, 2022.
	(25)	Code of Ethics for SSGA Funds Management, Inc., previously filed with PEA 226 on April 29, 2022.
	(26)	Code of Ethics for T. Rowe Price Group, Inc., previously filed with PEA 205 on April 29, 2020.
	(27)	Code of Ethics for Wellington Management Company, LLP, previously filed with PEA 226 on April 29, 2022.
	(28)	Code of Ethics for Western Asset Management Company, previously filed with PEA 170 on June 30, 2016.
iXBRL Exhibits
EX-101.INS	XBRL Instance Document — the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document.
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document.
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document.
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document.
8

Item 29. Persons Controlled by or Under Common Control with Registrant
A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of The Lincoln National Life Insurance Company filed on Form N-4 (File No. 333-170695) on March 30, 2012.
See also “Purchase and Sale of Fund Shares” in the Prospectus disclosure forming Part A of this Registration Statement and “Control Persons and Principal Holders of Securities” in the Statement of Additional Information disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, E, H, L, N, Q, T, W, JL-A, JF-I, and JF-II; and for its Flexible Premium Variable Life Accounts D, G, K, M, R, S, Y, JF-A, and JA-C; and for its Separate Account A; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts C, H, L, and N and for its Flexible Premium Variable Life Accounts M, R, S, Y, and JA-B; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. Shareholders of the Trust may also include certain unaffiliated insurance companies with respect to the LVIP Baron Growth Opportunities Fund, LVIP SSGA Bond Index Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, and LVIP SSGA International Index Fund. Certain “fund of funds” of the Trust may also invest in other of the Trust's series of funds.
No persons are controlled by the Registrant.
Item 30. Indemnification
As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust's Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust's By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.
Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (“LIAC”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.
The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.
Item 31. Business and Other Connections of Investment Adviser
Information pertaining to any business and other connections of Registrant’s adviser, LIAC, is hereby incorporated by reference from the sections captioned “Investment Adviser” or “Investment Adviser and Subadviser” in the Prospectus and Statement of Additional Information (“SAI”) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LIAC’s Form ADV filed separately with the SEC.
9

Information regarding any business and other connections of the Registrant's sub-advisers (collectively, the “Sub-Advisers”) is incorporated by reference from the sections captioned “Investment Adviser and Subadvisers” of the Prospectus and SAI disclosures forming Parts A and B, respectively, of this Registration Statement and Item 7 of Part II of the Subadvisers’ Forms ADV filed separately with the SEC. The Sub-Advisers include:
•
AllianceBernstein L.P.;
•
Allianz Global Investors U.S. LLC;
•
American Century Investment Management, Inc.;
•
BAMCO, Inc.;
•
BlackRock Advisors, LLC;
•
BlackRock Financial Management, Inc.;
•
BlackRock Investment Management, LLC;
•
Channing Capital Management, LLC;
•
Clearbridge Investments LLC;
•
Delaware Investments Fund Advisers;
•
Dimensional Fund Advisors LP;
•
Franklin Advisers, Inc.;
•
Franklin Mutual Advisers, LLC;
•
Goldman Sachs Asset Management, L.P.;
•
Invesco Advisers Inc.;
•
Invesco Capital Management LLC;
•
JPMorgan Investment Management Inc.;
•
Loomis, Sayles & Company, L.P.;
•
Massachusetts Financial Services Company;
•
Milliman Financial Risk Management LLC;
•
Mondrian Investment Partners Limited;
•
Pacific Investment Management Company LLC;
•
Schroder Investment Management North America Inc.;
•
SSGA Funds Management, Inc.;
•
T. Rowe Price Associates, Inc.;
•
Templeton Investment Counsel, LLC;
•
Wellington Management Company, LLP; and,
•
Western Asset Management Company.
Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of LIAC and the Sub-Advisers is incorporated by reference to Schedule A and Schedule D of LIAC’s Form ADV and the respective Forms ADV for the Sub-Advisers.
Item 32. Principal Underwriters
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as principal underwriter for the Trust. LFD also serves as the principal underwriter for: Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.
LFD also serves as principal underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.
(b) Directors and Principal Officers of Lincoln Financial Distributors, Inc.:
10

Name	Positions and Offices with Underwriter	Positions and Offices with Trust
John C. Kennedy	Director, Chief Executive Officer, and President	N/A
William A. Nash	Director and Senior Vice President	N/A
Timothy J. Seifert, Jr.	Director and Senior Vice President	N/A
Andrew J. Bucklee	Director and Senior Vice President	N/A
Thomas O'Neill	Senior Vice President, Chief Operating Officer, and Head of Financial Institutions Group	N/A
Shantanu Mishra	Senior Vide President, Treasurer	N/A
Paul T. Chryssikos	Senior Vice President	N/A
Ellen J. Duffy	Senior Vice President	N/A
Daniel P. Herr	Senior Vice President	N/A
Ronald A. Holinsky	Senior Vice President	Senior Vice President, Secretary and Chief Legal Officer
Kathleen B. Kavanaugh	Senior Vice President	N/A
Patrick J. Lefemine	Senior Vice President	N/A
Aadil T. Lokhandwala	Senior Vice President	N/A
Richard D. Spenner	Senior Vice President	N/A
Daniel P. Wellock	Senior Vice President	N/A
Claire H. Hanna	Secretary	N/A
LFD’s Principal Business address is 150 N. Radnor-Chester Road, Radnor PA 19087.
(c)
N/A
Item 33. Location of Accounts and Records
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Adviser, LIAC, 150 N. Radnor-Chester Road, Radnor, PA 19087 and 1301 South Harrison Street, Fort Wayne, Indiana 46802, as well as the Subadvisers at:
•
AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105;
•
Allianz Global Investors U.S. LLC, 1633 Broadway, New York, New York 10019;
•
American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111;
•
BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153;
•
BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809;
•
BlackRock Financial Management, Inc., 40 East 52nd Street, New York, New York 10022;
•
BlackRock Investment Management, LLC, 40 East 52nd Street, New York, New York 10022;
•
Clearbridge Investments LLC, 620 8th Avenue, New York, NY 10018;
•
Channing Capital Management, LLC, 10 S. LaSalle, Suite 2401, Chicago, IL 60603;
•
Delaware Investments Fund Advisors, 2005 Market Street, Philadelphia, Pennsylvania 19103;
•
Dimensional Fund Advisors, L.P., 6300 Bee Cave Road, Building One, Austin, TX 78746,
•
Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403-1906;
•
Franklin Mutual Advisers, LLC, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078;
•
Goldman Sachs Asset Management, L.P., 200 West Street, 15th Floor, New York, NY 10282;
•
Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309;
•
Invesco Capital Management LLC, 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515;
•
JPMorgan Investment Management Inc., 270 Park Avenue, New York, New York 10017;
•
Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111;
•
Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116;
•
Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, Illinois 60606;
•
Mondrian Investment Partners Limited, 80 Cheapside, London EC2V6EE;
•
Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660;
•
Schroder Investment Management North America Inc., 7 Bryant Park, New York, NY 10018
•
SSGA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111;
•
T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202;
•
Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394;
11

•
Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111; and,
•
Western Asset Management Company, 385 East Colorado Boulevard, Pasadena, California 91101.
and former Subadvisers at:
•
AQR Capital Management, LLC, Two Greenwich Plaza, 4th Floor, Greenwich, CT 06830;
•
CBRE Clarion Securities LLC, 201 King of Prussia Road, Suite 600, Radnor, Pennsylvania 19087;
•
Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017;
•
Columbia Management Investment Advisers, LLC, One Financial Center, Boston, Massachusetts 02111;
•
Franklin Advisory Services, LLC, 55 Challenger Road, Suite 501, Ridgefield Park, New Jersey 07660;
•
Ivy Investment Management Company, 6300 Lamar Avenue, Shawnee Mission, KS 66201;
•
Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206;
•
Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660;
•
QS Investors, LLC, 880 Third Avenue, 7th Floor, New York, New York 10022;
•
Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; and,
•
UBS Asset Management (Americas) Inc., 1285 Avenue of the Americas, New York, New York 10019.
Also, the Trust’s administrator, The Lincoln National Life Insurance Company, 1301 South Harrison Street, Fort Wayne, Indiana 46802; the Trust’s custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; and the Trust’s accounting services provider, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.
12

SIGNATURE PAGE
Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 228 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Fort Wayne, and State of Indiana, on this 18th day of July, 2022.
LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
By: /s/Benjamin A. Richer Benjamin A. Richer Senior Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities and on the date indicated above.
Signature		Title
By:	/s/Jayson R. Bronchetti* Jayson R. Bronchetti	Chairman of the Board, Trustee and President (Principal Executive Officer)
By:	/s/William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)
/s/Steve A. Cobb* Steve A. Cobb		Trustee
/s/Ken C. Joseph* Ken C. Joseph		Trustee
/s/Barbara L. Lamb* Barbara L. Lamb		Trustee
/s/Gary D. Lemon* Gary D. Lemon		Trustee
/s/Thomas A. Leonard* Thomas A. Leonard		Trustee
/s/Charles I. Plosser* Charles I. Plosser		Trustee
/s/Pamela L. Salaway* Pamela L. Salaway		Trustee
/s/Manisha A. Thakor* Manisha A. Thakor		Trustee
/s/Brian W. Wixted* Brian W. Wixted		Trustee
/s/Nancy B. Wolcott* Nancy B. Wolcott		Trustee
By:	/s/Benjamin A. Richer Benjamin A. Richer	Attorney-in-Fact
* Pursuant to a Power of Attorney dated March 8, 2022, filed with PEA 226 on April 29, 2022.